UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2019 through September 30, 2019

ITEM 1.	REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2019
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND*
PEAR TREE PNC INTERNATIONAL SMALL CAP FUND
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

* Formerly Pear Tree PanAgora Emerging Markets Fund.
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

PEAR TREE FUNDS

Important Information About Access to Shareholder Reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Pear Tree Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Pear Tree Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pear Tree Funds or your financial intermediary electronically by contacting your financial intermediary or if you invest directly with Pear Tree Funds, by calling 1-800-326-2151 or logging on to www.peartreefunds.com
You may elect to receive all future reports in paper free of charge. You can inform Pear Tree Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting Pear Tree Funds at 1-800-326-2151 or your financial intermediary. Your election to receive reports in paper will apply to all funds held with Pear Tree Funds.
Statements Regarding Forward-Looking Information
Pear Tree Funds makes statements in this Semi-Annual Shareholders’ Report (this “Shareholders Report”) that are forward-looking statements within the meaning of the federal securities laws. Words, expressions, and statements regarding future periods, such as “believe,” “estimate,” “expect,” “anticipate,” “intend,” “plan,” “seek,” and “may,” are intended to identify forward-looking statements. Forward-looking statements involve known and unknown risks, uncertainties and other important factors that could cause any of the Pear Tree Funds’ actual results, performance, or achievements, or industry results, to differ materially from any predictions of future results, performance, or achievements that Pear Tree Funds expresses or implies in this Shareholders Report.
The forward-looking statements included in this Shareholders Report are based upon Pear Tree Funds’ and its investment manager’s and sub-advisers’ current expectations, plans, estimates, assumptions and beliefs that involve numerous risks and uncertainties. Assumptions relating to the foregoing involve judgments with respect to, among other things, future economic, competitive and market conditions, and future business decisions. Those conditions and decisions are difficult, and sometimes impossible, to predict accurately and many are beyond the control of Pear Tree Funds, its investment manager and its sub-advisers. Although Pear Tree Funds, its investment manager and its sub-advisers believe that the expectations reflected in such forward-looking statements are based on reasonable assumptions, each Pear Tree Fund’s actual results and performance could differ materially from those predicted results and performance set forth in the forward-looking statements.
Factors that could have a material adverse effect on a Pear Tree Fund’s operations and future prospects are described in the Pear Tree Funds’ current prospectus.
All forward-looking statements are made as of the date of this Shareholders Report and the risk that actual results will differ materially from the expectations expressed in this Shareholders Report will increase with the passage of time. Except as otherwise required by the federal securities laws, none of Pear Tree Funds, its investment manager or any of its sub-advisers undertakes any obligation to publicly update or revise any forward-looking statements after the date of this Shareholders Report, whether as a result of new information, future events, changed circumstances or any other reason. In light of the significant uncertainties inherent in the forward-looking statements included in this Shareholders Report, the inclusion of such forward-looking statements should not be regarded as a representation by Pear Tree Funds, its investment manager, its sub-advisers or any other person that the objectives and plans set forth in this Shareholders Report will be achieved.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree Axiom Emerging Markets World Equity Fund
Pear Tree PNC International Small Cap Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund
SEMI-ANNUAL REPORT
September 30, 2019

President’s Letter	1
Fund Expenses	2
Portfolio Manager Commentaries	4
Pear Tree Polaris Small Cap Fund	4
Pear Tree Quality Fund	8
Pear Tree Axiom Emerging Markets World Equity Fund	12
Pear Tree PNC International Small Cap Fund	16
Pear Tree Polaris Foreign Value Fund	20
Pear Tree Polaris Foreign Value Small Cap Fund	24
Schedules of Investments	28
Pear Tree Polaris Small Cap Fund	28
Pear Tree Quality Fund	32
Pear Tree Axiom Emerging Markets World Equity Fund	36
Pear Tree PNC International Small Cap Fund	43
Pear Tree Polaris Foreign Value Fund	45
Pear Tree Polaris Foreign Value Small Cap Fund	49
Statements of Assets and Liabilities	56
Statements of Operations	60
Statements of Changes in Net Assets	62
Financial Highlights	74
Notes to Financial Statements	90
Information for Shareholders	106
Management Contract and Advisory Contract Approval	107
Service Providers	inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2019 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman

Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ Investment Manager and Sub-Advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations to purchase, hold or sell such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it’s important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears below.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
Actual Expenses
The first line for each Share Class for each Fund in the table below provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund in the table below shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2019
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Annualized Expense Ratio	Expenses Paid * 4/1/2019- 9/30/2019
Small Cap **	Ordinary	Actual	$1,000.00	$1,004.60	1.34%	$6.70
		Hypothetical	$1,000.00	$1,018.31	1.34%	$6.75
	Institutional	Actual	$1,000.00	$1,006.30	0.96%	$4.83
		Hypothetical	$1,000.00	$1,020.18	0.96%	$4.86
Quality **	Ordinary	Actual	$1,000.00	$1,054.10	1.26%	$6.48
		Hypothetical	$1,000.00	$1,018.69	1.26%	$6.37
	Institutional	Actual	$1,000.00	$1,056.00	0.90%	$4.63
		Hypothetical	$1,000.00	$1,020.50	0.90%	$4.55
Emerging Markets	Ordinary	Actual	$1,000.00	$1,001.90	1.45%	$7.27
World Equity		Hypothetical	$1,000.00	$1,017.74	1.45%	$7.32
	Institutional	Actual	$1,000.00	$1,003.80	1.08%	$5.41
		Hypothetical	$1,000.00	$1,019.60	1.08%	$5.45
	R6	Actual	$1,000.00	$1,002.90	0.98%	$4.93
		Hypothetical	$1,000.00	$1,020.08	0.98%	$4.97
International Small Cap	Ordinary	Actual	$1,000.00	$1,008.50	1.71%	$8.58
		Hypothetical	$1,000.00	$1,016.46	1.71%	$8.61
	Institutional	Actual	$1,000.00	$1,011.30	1.33%	$6.69
		Hypothetical	$1,000.00	$1,018.35	1.33%	$6.71
	R6	Actual	$1,000.00	$1,011.30	1.30%	$6.52
		Hypothetical	$1,000.00	$1,018.51	1.30%	$6.55
Foreign Value	Ordinary	Actual	$1,000.00	$988.40	1.40%	$6.95
		Hypothetical	$1,000.00	$1,018.01	1.40%	$7.06
	Institutional	Actual	$1,000.00	$990.30	1.03%	$5.12
		Hypothetical	$1,000.00	$1,019.85	1.03%	$5.20
	R6	Actual	$1,000.00	$990.00	0.94%	$4.68
		Hypothetical	$1,000.00	$1,020.30	0.94%	$4.75
Foreign Value Small Cap	Ordinary	Actual	$1,000.00	$980.10	1.42%	$7.01
		Hypothetical	$1,000.00	$1,017.92	1.42%	$7.14
	Institutional	Actual	$1,000.00	$981.60	1.04%	$5.16
		Hypothetical	$1,000.00	$1,019.79	1.04%	$5.26
	R6	Actual	$1,000.00	$981.50	1.02%	$5.05
		Hypothetical	$1,000.00	$1,019.90	1.02%	$5.15
*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

**
No Class R6 Shares were outstanding for this Fund during the reporting period.

PEAR TREE POLARIS SMALL CAP FUND

INVESTMENT PROFILE
All Data as of September 30, 2019, except as noted
Fund Information
Net Assets	$114.8 Million
Number of Companies	46
Price to Book Ratio	1.6
Price to Earnings Ratio	13.4
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.56%	1.30%
Total Expense Ratio (Net)*	1.56%	1.18%
Ticker Symbol	USBNX	QBNAX
*
per prospectus dated August 1, 2019. See financial highlights for total expense ratios for the six months ended September 30, 2019. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2019, the Pear Tree Polaris Small Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the Russell 2000 Total Return Index (the “Index”). The Fund had a return of 0.46% at net asset value compared to (0.35%) for the Index.
Market Conditions and Investment Strategies
A resilient U.S. economy started to show cracks, as the Index modestly declined at the six-month mark. However, the Fund was in positive territory attributable to robust results in the Consumer Discretionary, Financial and Consumer Staples sectors. Detractors were mainly focused in Health Care, Materials and Information Technology (IT).
Southeast car dealership, Asbury Automotive, was the single best contributor in the portfolio, capitalizing on its diversified business model. While new auto sales were soft, Asbury compensated with good growth in its finance and insurance businesses, as well as its parts & service division. In Consumer Staples, Sanderson Farms reported robust quarterly results, with a material recovery in leg and wing chicken prices. In Financials, Ameris Bancorp, Dime Community Bancshares and OFG Bancorp each gained more than 10% during the period. Dime’s business banking division had notable growth as did its commercial & industrial loan portfolio. OFG announced the $560 million cash acquisition of ScotiaBank’s operations in Puerto Rico and the U.S. Virgin Islands. Similarly, Ameris Bancorp gained upon completion of the Fidelity Southern Corp. acquisition.
In Health Care, Phibro Animal Health noted lower demand for its medicated feed additives in China due to African swine fever. Computer Programs & Systems announced solid quarterly results, with profitability and margin improvements. Disappointment stemmed from forward bookings, which were weaker. Materials company Ferro Corp. supplies coatings to the global automotive market; results were lackluster as demand is soft, especially in China and Europe. In IT, Bel Fuse Inc. reported solid quarterly results and good profitability, but noted lower backlog, likely due to U.S.-China trade salvos.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

Portfolio Changes
During the semi-annual period, the Fund sold Cambrex, Alliance Data and Digital Realty, as the companies reached price targets. U.S. Concrete was sold as Texas floods impacted aggregate and cement demand. Capital was redirected to new purchases including BG Staffing, a Dallas-based staffing company focused on three contract markets: labor/logistics/warehousing, IT staffing and commercial real estate staffing; RV company, Winnebago; and Central Garden and Pet, a diversified business in pet accessories/stores and garden fertilizers/grass seed.
A Look Ahead
Over the past few years, we have addressed the outsized growth versus value disparity; we have finally begun to see the gap close a bit toward the end of the six-month period. Should there be a meaningful shift toward value, we expect our companies to benefit, while presenting opportunities in other sectors that previously were out of our valuation reach.
Top 10 Holdings
Percentage of total net assets	27.7%
Continental Building Products, Inc.	3.4%
Cabot Corporation	2.9%
Dril-Quip, Inc.	2.9%
Air Lease Corporation	2.9%
Kforce, Inc.	2.7%
Winnebago Industries, Inc.	2.6%
Asbury Automotive Group, Inc.	2.6%
Sanderson Farms, Inc.	2.6%
Regal Beloit Corporation	2.6%
OFG Bancorp	2.5%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	30.9%
Industrials	23.3%
Consumer Discretionary	9.2%
Information Technology	7.7%
Health Care	5.8%
Consumer Staples	4.8%
Energy	4.8%
Materials	4.3%
Real Estate	4.2%
Communication Services	2.3%
Utilities	2.2%
CASH + other assets (net)	0.5%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index

PEAR TREE POLARIS SMALL CAP FUND

Average Annual Total Returns
	3Q 2019	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(1.07)%	0.46%	(8.60)%	6.08%	9.16%	9.18%	08/03/1992
Institutional Shares (1)	(0.96)%	0.63%	(8.26)%	6.41%	9.47%	8.74%	01/06/1993
Russell 2000 (2)	(2.40)%	(0.35)%	(8.89)%	8.19%	11.19%	9.34%	————————
(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92. The Russell 2000 Index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

(3)
Returns that cover periods prior to 01/01/2015 include performance information of another investment sub-adviser.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

PEAR TREE POLARIS SMALL CAP FUND

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Pear Tree Quality Fund

INVESTMENT PROFILE
All Data as of September 30, 2019, except as noted
Fund Information
Net Assets	$138.2 Million
Number of Companies	40
Price to Book Ratio	4.9
Price to Earnings Ratio	17.5
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.54%	1.29%
Total Expense Ratio (Net)*	1.25%	0.88%
Ticker Symbol	USBOX	QGIAX
*
per prospectus dated August 1, 2019. See financial highlights for the total expense ratios for the six months ended September 30, 2019. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the semi-annual period ended September 30, 2019, the Pear Tree Quality Fund's Ordinary Shares (the "Fund") underperformed its benchmark, the S&P 500 (the “Index"). The Fund achieved a return of 5.41% at net asset value compared to 6.08% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment sub-adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2019 to September 30, 2019, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.25.
Over the previous six months, the Information Technology sector was the largest positive contributor to the Fund’s performance, due to sector selection. Both stock selection and sector selection in Information Technology also contributed to performance.
The greatest detractor from performance came from stock selection in the Industrials sector. A large overweight position in Health Care also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio. For the six-month period ending September 30, 2019, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of two positions. The Fund opened no new positions.
A Look Ahead
For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection process of the Target Portfolio(s), please see the Fund’s Prospectus.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC.

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	43.1%
Microsoft Corporation	6.6%
Apple, Inc.	6.2%
Alphabet Inc.	5.7%
Oracle Corporation	4.9%
Medtronic plc	3.7%
Accenture plc	3.5%
Costco Wholesale Corporation	3.3%
Johnson & Johnson	3.2%
Roche Holding ltd.	3.0%
American Express Company	3.0%
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	35.1%
Health Care	22.1%
Consumer Staples	13.7%
Financials	9.0%
Communication Services	7.8%
Industrials	5.2%
Consumer Discretionary	4.6%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Utilities	0.0%
CASH + other assets (net)	2.5%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs.S&P 500 Index

Average Annual Total Returns
	3Q 2019	Six Months	One Year	Five Year	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	2.02%	5.41%	4.86%	11.78%	12.71%	9.52%	05/06/85
Institutional Shares (1)	2.11%	5.60%	5.24%	12.12%	13.13%	8.56%	03/25/91
S&P 500 (2)	1.70%	6.08%	4.25%	10.84%	13.24%	10.88%	————————
(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Returns that cover periods prior to 01/01/2011 include performance information of other investment sub-advisers pursuing different strategies.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Pear Tree Quality Fund

Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Quality Fund

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Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

INVESTMENT PROFILE
All Data as of September 30, 2019, except as noted
Fund Information
Net Assets	$89.8 Million
Number of Companies	131
Price to Book Ratio	3.1
Price to Earnings Ratio	18.0
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.73%	1.47%	1.70%
Total Expense Ratio (Net)*	1.51%	1.13%	0.99%
Ticker Symbol	QFFOX	QEMAX	QFFRX
*
per prospectus dated August 1, 2019. See financial highlights for the total expense ratios for the six months ended September 30, 2019.

Investment Commentary
(prepared by Axiom International Investors LLC., sub-adviser to Pear Tree Axiom Emerging Markets World Equity Fund)
For the semi-annual period ended September 30, 2019, the Pear Tree Axiom Emerging Markets World Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the MSCI EM Index (the “Index”). The Fund achieved a return of 0.19% at net asset value compared to (3.40%) for the Index.
Market Conditions and Investment Strategies
Although the continued trade dispute between China and the US weighed heavily on emerging market equity performance for the semiannual period, the Fund benefited from growth sector companies that capitalize on changing patterns of Chinese consumer spending, including Kweichow Moutai, Centre Testing and Shanghai International Airport. Kweichow Moutai, a leader in high end spirit production, with its strong brand position, makes it one of the most valuable stocks in the drinks industry. Centre Testing is a leader in China’s testing, inspection, and certification market. The company is benefiting from China’s growing public awareness and government regulation of quality, health, safety, and environmental issues. Finally, Shanghai International Airport is positioned to benefit from the ongoing Chinese travel boom. Conversely, stock selection in Taiwan hurt returns for the period. Airtac, a Taiwanese pneumatic component manufacturer struggled due to uncertainly around the US-China trade dispute, as China is a key geography for the company.
Portfolio Changes
The Fund sold its positions in DIRTT Environmental Solutions Ltd., Aphria Inc., NRC Group ASA, Intrum AB, and Synthetic MR AB during the period. The Fund initiated positions in Bank Tabungan Pensiunan, Cleopatra Hospital, Hexagon Composites ASA, Merida Industry Co, and Thule Group AB during the period.
A Look Ahead
While economic growth has been somewhat disappointing in emerging markets year-to-date, political and economic conditions are arguably improving. First, the recent truce in the US-China trade war is positive for business confidence. Moreover, the political environment is improving in several large emerging markets including India, Indonesia, Thailand, and Brazil. To the extent this stimulates improved consumer confidence and investment spending, economic growth could improve. Given subdued inflation in emerging markets, cuts in US interest rates will provide space for widespread monetary easing. In addition, fiscal stimulus is increasing in China and many other countries, which should also boost growth. Prior to December 8, 2018, Emerging Markets Fund had a different investment sub-adviser and pursued different principal investment strategies. Axiom International Investors LLC began managing Emerging Markets Fund with the current principal investment strategies on January 1, 2019.

The Fund’s lead portfolio manager is Andrew Jacobson of Axiom International Investors LLC.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

Top 10 Holdings
Percentage of total net assets	32.7%
Alibaba Group Holding Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. ltd.	5.5%
Tencent Holdings Limited	4.5%
Samsung Electronics Company ltd.	3.8%
Ping An Insurance Group H Share	3.1%
SK Hynix, Inc.	2.3%
iShares Core MSCI Emerging Markets ETF	2.3%
Largan Precision Co. ltd.	1.9%
Wal-Mart de Mexico, S.A.B. de C.V.	1.8%
Kweichow Moutai Co. ltd.	1.5%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	20.3%
Financials	19.5%
Consumer Discretionary	15.8%
Consumer Staples	13.3%
Industrials	8.1%
Communication Services	7.6%
Energy	5.0%
Health Care	2.9%
Materials	2.5%
Real Estate	2.1%
Utilities	0.2%
Mutual Funds	2.3%
CASH + other assets (net)	0.4%

Top 10 Country Allocations
Percentage of total net assets	82.8%
China	19.1%
Hong Kong	11.6%
Brazil	11.4%
Taiwan	10.2%
South Korea	9.3%
India	7.3%
Russia	4.3%
United States	3.9%
Mexico	3.3%
Thailand	2.4%
Value of a $10,000 Investment
Pear Tree Axiom Emerging Markets World Equity (PTEM)Ordinary Shares vs. MSCI EM Index

Average Annual Total Returns
	3Q 2019	Six Months (3)	One Year (3)	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(1.88)%	0.19%	1.02%	(0.18)%	2.49%	4.67%	09/30/1994
Institutional Shares (1)	(1.80)%	0.38%	1.42%	0.14%	2.79%	5.96%	04/02/1996
R6 Shares (1)	(1.78)%	0.29%	-%	-%	-%	5.00%	01/28/2019
MSCI EM (2)	(4.11)%	(3.40)%	(1.63)%	2.71%	3.73%	4.88%	————————
(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94. The MSCI EM Index is maintained by MSCI Inc.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

(3)
Returns that cover periods prior to 01/01/2019 include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

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Pear Tree PNC International Small Cap Fund

INVESTMENT PROFILE
All Data as of September 30, 2019, except as noted
Fund Information
Net Assets	$10.8 Million
Number of Companies	93
Price to Book Ratio	3.4
Price to Earnings Ratio	23.9
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.75%	1.50%	1.35%
Total Expense Ratio (Net)*	1.75%	1.38%	1.35%
Ticker Symbol	QISOX	QISIX	QISRX
*
per prospectus dated August 1, 2019. See financial highlights for the total expense ratios for the six months ended September 30, 2019.

Investment Commentary
(prepared by PNC Capital Advisors, LLC, sub-adviser to Pear Tree PNC International Small Cap Fund)
For the semi-annual period ended September 30, 2019, the Pear Tree PNC International Small Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, ACWI ex US Small Cap (the “Index”). The Fund achieved a return of 0.85% at net asset value compared to 0.29% for the Index.
Market Conditions and Investment Strategies
Global investors remain concerned about high relative levels of developed and developing market indebtedness, geopolitical and trade considerations, populism, central bank policy, and the sustainability of global growth.
The Fund’s investment strategy combines quantitative and qualitative assessments of countries and securities. A country allocation framework, along with a multi-factor security selection framework combine to create a refined universe of stocks for more detailed fundamental analysis. This fundamentally oriented analysis not only confirms the integration of the bottom-up security selection and top-down country allocation frameworks, but also aims to identify specific companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies.
Lasertec Corp, Ossure hf, and Pro Medicus Limited were the top three contributors to relative investment results. Burford Capital Limited, Anton Oilfield Services Group, and DIRTT Environmental Solutions Ltd. were the bottom three detractors from relative investment results.
Portfolio Changes
The Fund sold its positions in DIRTT Environmental Solutions Ltd., Aphria Inc., NRC Group ASA, Intrum AB, and Synthetic MR AB during the period. The Fund initiated positions in Bank Tabungan Pensiunan, Cleopatra Hospital, Hexagon Composites ASA, Merida Industry Co, and Thule Group AB during the period.
A Look Ahead
International investors are witnessing slowing global growth due to uncertainty around continued trade tensions. We believe September’s short-lived spike in oil prices, due to drone strikes in Saudi Arabia, is another indication the global economy is slowing. While market volatility increased during the period as global central banks began withdrawing liquidity, we expect recent shifts towards more accommodative policies should help support markets. Additionally, despite modest strength in the U.S. dollar during the period, we expect dollar weakness to reassert itself in the medium to long-term. We continue to selectively reduce our exposure to EMU (European Monetary Union) and non-EMU Europe, along with Canada and Latin America.

The Fund’s lead portfolio manager is Martin C. Schulz, of PNC Capital Advisors LLC.

Pear Tree PNC International Small Cap Fund

We are monitoring inflationary pressures, currency prices, and geopolitical and policy risks when researching ideas and making investment decisions. On November 15, 2019 the Fund underwent a change in sub-adviser and principal investment strategy. More information on this change can be found in Note 2 in the Notes to Financial Statements section under the heading "Subsequent Events".
Top 10 Holdings
Percentage of total net assets	18.3%
Lasertec Corporation	3.0%
Infomart Corporation	2.1%
PeptiDream, Inc.	1.9%
Harmonic Drive Systems, Inc.	1.7%
Dermapharm Holding SE	1.7%
goeasy Ltd.	1.6%
Aramex PJSC	1.6%
Nihon M&A Center Inc.	1.6%
Össur hf.	1.6%
Dino Polska S.A.	1.5%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Health Care	22.1%
Information Technology	22.0%
Consumer Discretionary	13.4%
Financials	10.5%
Industrials	10.3%
Consumer Staples	8.1%
Materials	3.6%
Real Estate	2.9%
Energy	1.5%
Communications Services	1.4%
Utilities	0.7%
CASH + other assets (net)	3.5%

Top 10 Country Allocations
Percentage of total net assets	66.2%
Japan	21.8%
United Kingdom	8.9%
Australia	7.4%
Sweden	5.5%
Canada	5.0%
Germany	4.7%
Egypt	3.5%
China	3.4%
Singapore	3.1%
France	2.9%
Value of a $10,000 Investment
Pear Tree PNC International Small Cap (QISOX) Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Pear Tree PNC International Small Cap Fund

Average Annual Total Returns
	3Q 2019	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(2.73)%	0.85%	— %	— %	— %	6.90%	01/30/2019
Institutional Shares (1)	(2.63)%	1.13%	— %	— %	— %	7.20%	01/30/2019
R6 Shares (1)	(2.63)%	1.13%	— %	— %	— %	7.20%	01/30/2019
MSCI ACWI ex USA Small Cap (2)	(1.09)%	0.29%	— %	— %	— %	3.97%	————————
(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,372 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is January 30, 2019. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
All Data as of September 30, 2019, except as noted
Fund Information
Net Assets	$3,604.4 Million
Number of Companies	56
Price to Book Ratio	1.5
Price to Earnings Ratio	12.0
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.51%	1.26%	1.11%
Total Expense Ratio (Net) *	1.41%	1.04%	0.94%
Ticker Symbol	QFVOX	QFVIX	QFVRX
*
per prospectus dated August 1, 2019. See financial highlights for the total expense ratios for the six months ended September 30, 2019.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2019, the Pear Tree Polaris Foreign Value Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund had a return of (1.16%) at net asset value compared to 2.93% for the Index.
Market Conditions and Investment Strategies
Global equity markets trimmed down over the past few quarters, due to ongoing U.S.-China trade disputes and developing geopolitical risks. Gains from Industrials, Consumer Discretionary and Financial sectors were mitigated by losses in Materials and Communication Services.
Among Materials, Methanex Corp. and BHP Group were impacted by lower commodity prices. Imerys SA slumped due to negative organic revenue growth in the first half of the year and also issued a profit warning. Sasol was under pressure, due to flagging financial profitability of its Lake Charles chemical project. In Communication Services, gaming company Nexon Co. was down as its flagship games didn’t gain traction in mainland China. Theater operator Cineworld’s pretax profit declined, attributable to inconsistent timing of blockbuster films. LG Uplus waned due to slower than expected benefits from 5G offerings and higher costs related to 5G expenses.
Conversely, Industrials were up as VINCI SA, BBA Aviation, Kone OYJ and Babcock International each gained in excess of 10%. VINCI SA won new airport and highway concessions, including London’s Gatwick expansion. Finnish elevator/escalator maker Kone reported quarterly earnings that met sales growth expectations. The stock price jumped higher on news that Kone may bid on ThyssenKrupp's $15 billion elevator division. In Consumer Discretionary, South Korean automobile manufacturers, Kia Motors and Hyundai Motors, were up after selling a combined 155,082 SUV units in the U.S. in the first quarter of 2019. Magna International’s results came in ahead of expectations, as sales outpaced vehicle production. Among Financials, German reinsurers, Hannover Re and Munich Re, reported better-than-anticipated pricing on annual renewals, while catastrophic losses were limited in the 2019 first quarter. Standard Chartered announced a $1 billion share buyback and a 10% jump in profits due to a surge in corporate banking income and drop in expenses.
Portfolio Changes
During the semi-annual period, we purchased Toronto-Dominion Bank, one of Canada’s largest banks. Asahi Group Holdings, the Japanese beer and beverage company, and Daicel Corp., the Japanese chemical company, were also added to the portfolio. The position in Teva Pharmaceutical was liquidated.

Pear Tree Polaris Foreign Value Fund

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.
A Look Ahead
Worried about a weakening global economy, many companies have been cautiously exploring or even curtailing their investment and production plans. We are tilting our portfolio more defensively in response to these growing concerns. However, many of the more attractively-priced companies appear in cyclical sectors. We will weigh these competing interests in order to make opportunistic investments in the months ahead.
Top 10 Holdings
Percentage of total net assets	23.3%
Hannover Rueck SE	2.7%
Bellway plc	2.5%
Next plc	2.5%
Popular, Inc.	2.4%
Vinci S.A.	2.3%
Magna International, Inc.	2.3%
Asahi Group Holdings Ltd.	2.2%
Taylor Wimpey plc	2.2%
Kone OYJ, Class B	2.1%
Lanxess AG	2.1%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	25.2%
Consumer Discretionary	16.4%
Materials	16.2%
Industrials	12.9%
Communication Services	11.4%
Consumer Staples	5.2%
Information Technology	5.0%
Health Care	2.0%
Utilities	1.5%
Cash and Other Assets (Net)	4.2%

Top 10 Country Allocations
Percentage of total net assets	77.8%
United Kingdom	16.8%
Germany	10.7%
South Korea	10.5%
Japan	9.5%
France	8.1%
Canada	6.0%
Norway	5.9%
Sweden	5.8%
Puerto Rico	2.4%
Finland	2.1%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV)Ordinary Shares vs. MSCI EAFE Index

Pear Tree Polaris Foreign Value Fund

Average Annual Total Returns
	3Q 2019	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(2.79)%	(1.16)%	(6.95)%	3.53%	6.63%	6.10%	05/15/1998
Institutional Shares (1)	(2.70)%	(0.97)%	(6.63)%	3.85%	6.93%	7.41%	12/18/1998
R6 Shares (1)	(2.78)%	(1.00)%	(6.61)%	—%	—%	5.00%	02/06/2017
MSCI EAFE (2)	(1.00)%	2.93%	(0.82)%	3.77%	5.39%	4.53%	————————
(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The MSCI Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98. The MSCI EAFE Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
All Data as of September 30, 2019, except as noted
Fund Information
Net Assets	$879.6 Million
Number of Companies	74
Price to Book Ratio	1.4
Price to Earnings Ratio	12.1
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.54%	1.29%	1.15%
Total Expense Ratio (Net)*	1.44%	1.07%	1.05%
Ticker Symbol	QUSOX	QUSIX	QUSRX
*
per prospectus dated August 1, 2019. See financial highlights for the total expense ratios for the six months ended September 30, 2019.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2019, the Pear Tree Polaris Foreign Value Small Cap Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index (the “Index”). The Fund had a return of (1.99%) at net asset value compared to 0.29% for the Index.
Market Conditions and Investment Strategies
Ongoing trade tensions weighed on global markets, as evidenced by the neutral results at the Index level. Most developed and emerging countries were in modestly negative territory, with a few bright spots in Taiwan, Japan and Brazil. Information Technology (IT) and Utilities were the strongest sector performers, offset by losses in Financials and Consumer Discretionary.
Indian banks, LIC Housing Finance and South Indian Bank Ltd, suffered due to continued liquidity issues in the market, increased stress on asset quality and interest margin compression. In Consumer Discretionary, Halfords Group reported lackluster year-over-year results, as weather conditions and waning consumer confidence dampened car part sales. Italian kitchen appliance supplier, De'Longhi SpA, declined on a slower product pipeline, as well as stiff Internet sales competition. South Korean electronic goods retailer, Lotte Hi-Mart, faced similar online threats. Sales rose, but margins compressed as the company lowered prices to best competitors.
In IT, Elite Material Co., Sitronix Technology, Sercomm Corp. and Taiwan Union Technology (TUT) all posted solid quarterly results. Elite and TUT cited high demand for its copper clad laminates for servers and 5G smartphone upgrades. Taiwan-based Sitronix noted upward momentum in its sensor business, with new products for smartphones and wearable/IoT devices. In Utilities, Equatorial Energia and Ratch Group gained on news of upcoming projects. Equatorial Energia is starting eight transmission line projects in the next 2-3 years. Ratch Group was awarded a license to develop and operate two units of a 1,400-megawatt gas-fired local power plant.
Portfolio Changes
During the semi-annual period, the Fund completed the sales of Manila Water, Ipsos, Texwinca Holding and Lotte Himart Co. Each was encountering difficulties due to structural industry changes, increased competition or higher costs that compressed margins. Sale proceeds were reallocated to stocks with more compelling risk/return profiles, including two new bank purchases, Norway’s Sparebanken Vest and Czech Republic-based Moneta Money Bank. Bonduelle, a French company producing processed vegetables, was also added to the portfolio.

Pear Tree Polaris Foreign Value Small Cap Fund

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC
A Look Ahead
The U.S.-China trade dispute has dampened the pace of global economic growth. Companies are keeping capital expenditures to a minimum and allowing excess inventory to dwindle. Our valuation screen is providing us with some interesting opportunities, which we hope to capitalize on in the near future.
Top 10 Holdings
Percentage of total net assets	22.4%
Halfords Group plc	2.5%
IBJ Leasing Co. Limited	2.4%
OneSavings Bank plc	2.4%
Tsubakimoto Chain Co. Limited	2.3%
DFDS A/S	2.2%
Iwatani Corporation	2.2%
Kanematsu Corporation	2.1%
Galliford Try plc	2.1%
The Resturant Group plc	2.1%
Lancashire Holdings Limited	2.1%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	19.9%
Consumer Discretionary	19.4%
Industrials	19.0%
Information Technology	14.2%
Consumer Staples	7.6%
Materials	7.4%
Utilities	5.1%
Energy	2.2%
Communication Services	1.9%
Real Estate	1.9%
Health Care	1.0%
CASH + other assets (net)	0.4%

Top 10 Country Allocations
Percentage of total net assets	83.7%
United Kingdom	21.2%
Japan	19.4%
Taiwan	11.3%
Norway	6.3%
Ireland	6.2%
Thailand	5.0%
India	4.2%
South Korea	4.2%
Hong Kong	3.0%
China	2.9%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC)Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Pear Tree Polaris Foreign Value Small Cap Fund

Average Annual Total Returns
	3Q 2019	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(1.85)%	(1.99)%	(7.28)%	3.11%	7.02%	5.54%	5/1/2008
Institutional Shares (1)	(1.77)%	(1.84)%	(6.88)%	3.45%	7.32%	5.82%	5/1/2008
R6 Shares (1)	(1.76)%	(1.85)%	(6.92)%	—%	—%	4.29%	2/6/2017
MSCI ACWI ex USA Small Cap (2)	(1.09)%	0.29%	(5.24)%	4.37%	6.51%	4.08%	————————
(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,372 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is May 01, 2008. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)
Common Stock — 99.5%
	Shares	Value
AUTOMOBILES — 2.6%
Winnebago Industries, Inc.	79,200	$3,037,320
BANKS — 26.1%
Ameris Bancorp	69,900	2,812,776
BOK Financial Corporation	11,964	946,951
Brookline Bancorp, Inc.	167,300	2,464,329
Bryn Mawr Bank Corporation	61,746	2,254,346
Cambridge Bancorp	31,030	2,327,560
Central Pacific Financial Corporation	79,983	2,271,517
Colony Bankcorp, Inc.	157,079	2,411,163
Dime Community Bancshares, Inc.	122,700	2,627,007
F.N.B. Corporation	197,580	2,278,097
International Bancshares Corporation	64,900	2,506,438
OFG Bancorp	131,200	2,873,280
RBB Bancorp	98,097	1,931,530
South Plains Financial, Inc.	137,200	2,236,360
		29,941,354
BUILDING PRODUCTS — 3.4%
Continental Building Products, Inc. (a)	141,800	3,869,722
CAPITAL MARKETS — 2.5%
Hercules Capital, Inc.	213,603	2,855,872
CHEMICALS — 4.3%
Cabot Corporation	74,500	3,376,340
Ferro Corporation (a)	134,035	1,589,655
		4,965,995
COMMUNICATIONS EQUIPMENT — 1.5%
Bel Fuse, Inc. Class B	111,100	1,669,833
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	28,900	2,526,149
ELECTRICAL EQUIPMENT — 2.6%
Regal Beloit Corporation	40,200	2,928,570
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Avnet, Inc.	50,500	2,246,493
Insight Enterprises, Inc. (a)	42,427	2,362,760
		4,609,253

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.9%
Dril-Quip, Inc. (a)	66,300	$3,326,934
ENTERTAINMENT — 2.3%
Cinemark Holdings, Inc.	67,791	2,619,444
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.2%
EPR Properties	31,110	2,391,115
Physicians Realty Trust	136,022	2,414,390
		4,805,505
FOOD PRODUCTS — 2.6%
Sanderson Farms, Inc.	19,800	2,996,334
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3
Natus Medical, Inc. (a)	83,120	2,646,541
HEALTH CARE TECHNOLOGY — 2.0%
Computer Programs and Systems, Inc.	99,250	2,244,043
HOUSEHOLD PRODUCTS — 2.2%
Central Garden and Pet Company, Class A (a)	91,200	2,528,520
INSURANCE — 2.3%
United Insurance Holdings Corporation	190,851	2,670,005
INTERNET & DIRECT MARKETING RETAIL — 1.9%
PetMed Express, Inc.	118,500	2,135,370
IT SERVICES — 2.2%
EVERTEC Inc.	82,200	2,566,284
MACHINERY — 3.8%
Exco Technologies Limited	384,900	2,136,154
Greenbrier Companies, Inc. (The)	75,100	2,262,012
		4,398,166
OIL, GAS & CONSUMABLE FUELS — 1.9%
Diamondback Energy, Inc.	24,070	2,164,134
PHARMACEUTICALS — 1.6%
Phibro Animal Health Corporation	83,900	1,789,587
PROFESSIONAL SERVICES — 3.7%
BG Staffing, Inc.	59,000	1,127,490
Kforce, Inc.	83,294	3,151,428
		4,278,918

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
ROAD & RAIL — 2.4%
Knight-Swift Transportation Holdings, Inc.	77,594	$2,816,662
SPECIALTY RETAIL — 2.6%
Asbury Automotive Group, Inc. (a)	29,646	3,033,675
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Deckers Outdoor Corporation (a)	15,900	2,343,024
TRADING COMPANIES & DISTRIBUTORS — 7.4%
Air Lease Corporation	79,100	3,307,962
Univar Inc. (a)	115,497	2,397,718
WESCO International, Inc. (a)	57,600	2,751,552
		8,457,232
TOTAL COMMON STOCK
(Cost $96,684,903)		114,224,446

Short Term Investments—0.5%
	Par Value	Value
Money Market—0.5%
State Street Bank Institutional U.S. Government Money Market Fund, 1.88% (b) (Cost $612,156)	$612,156	612,156
TOTAL INVESTMENTS—100.0% (Cost $97,297,059)		114,836,602
OTHER ASSETS & LIABILITIES (NET)—0.0%		4,261
NET ASSETS—100%		$114,840,863
(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2019

(c)
At September 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $97,335,243 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,066,498
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,565,139)
Net unrealized appreciation/(depreciation)	$17,501,359

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)
Common Stock — 97.5%
	Shares	Value
AEROSPACE & DEFENSE — 1.1%
United Technologies Corporation	10,784	$1,472,232
BANKS — 6.0%
U.S. Bancorp	75,504	4,178,392
Wells Fargo & Company	81,653	4,118,577
		8,296,969
BEVERAGES — 2.6%
Coca-Cola Company (The)	50,886	2,770,234
PepsiCo, Inc.	6,419	880,045
		3,650,279
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	58,610	2,895,920
DIVERSIFIED FINANCIAL SERVICES — 3.0%
American Express Company	35,333	4,179,187
ELECTRICAL EQUIPMENT — 1.3%
Honeywell International, Inc.	10,768	1,821,946
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corporation	11,102	1,071,343
FOOD & STAPLES RETAILING — 3.3%
Costco Wholesale Corporation	15,793	4,550,121
FOOD PRODUCTS — 4.6%
Nestle, S.A. (b)	29,116	3,156,174
Unilever plc (b)	52,410	3,149,841
		6,306,015
HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Abbott Laboratories	23,640	1,977,959
Alcon, Inc. (a)	6,967	406,107
Becton, Dickinson and Company	5,674	1,435,295
Medtronic plc	46,902	5,094,495
		8,913,856
HEALTH CARE PROVIDERS & SERVICES — 5.4%
Anthem, Inc.	13,866	3,329,226
UnitedHealth Group, Inc.	18,837	4,093,657
		7,422,883

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
HOTELS RESTAURANT & LEISURE — 1.1%
Compass Group plc (b)	56,681	$1,459,536
HOUSEHOLD PRODUCTS — 2.1%
Reckitt Benckiser Group plc	36,854	2,911,466
INDUSTRIAL CONGLOMERATES — 2.8%
3M Company	23,705	3,897,102
INTERACTIVE MEDIA & SERVICES — 7.8%
Alphabet, Inc. A (a)	2,806	3,426,519
Alphabet, Inc. C (a)	3,598	4,385,962
Facebook, Inc. (a)	16,843	2,999,401
		10,811,882
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Booking Holdings, Inc. (a)	980	1,923,358
IT SERVICES — 21.1%
Accenture plc	25,344	4,874,919
Cognizant Technology Solutions Corporation	47,073	2,836,854
MasterCard Incorporated	5,491	1,491,191
Microsoft Corporation	65,205	9,065,451
Oracle Corporation	123,302	6,785,309
SAP AG (b)	23,890	2,815,914
Visa, Inc.	7,247	1,246,556
		29,116,194
MULTILINE RETAIL — 2.1%
TJX Companies, Inc. (The)	52,162	2,907,510
PHARMACEUTICALS — 10.3%
Johnson & Johnson	34,624	4,479,653
Merck & Co., Inc.	33,977	2,860,184
Novartis AG (b)	31,605	2,746,475
Roche Holding ltd. (b)	114,767	4,183,257
		14,269,569
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Taiwan Semiconductor Manufacturing Co. ltd. (b)	70,509	3,277,258
Texas Instruments, Inc.	28,058	3,626,216
		6,903,474
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	38,171	8,549,159

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
TOBACCO — 1.1%
Philip Morris International, Inc.	19,593	$1,487,696
TOTAL COMMON STOCK
(Cost $118,389,160)		134,817,697

Short Term Investments—2.4%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement 0.25%, 10/01/19, (Dated 09/30/19), Collateralized by 3,340,000 par US TREASURY N/B-1.75% due 05/31/2022, Market Value $3,372,157 Repurchase Proceeds $3,303,516 (Cost $3,303,494)	$3,303,494	$3,303,494
TOTAL INVESTMENTS 99.9% (Cost $121,692,654)		138,121,191
OTHER ASSETS & LIABILITIES (NET)—0.1%		95,207
NET ASSETS—100%		$138,216,398
(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
At September 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $122,097,123 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$19,216,104
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,192,037)
Net unrealized appreciation/(depreciation)	$16,024,067

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)
Common Stock — 95.7%
	Shares	Value
AUSTRALIA — 0.4%
IDP Education Ltd.	31,534	$331,243
BRAZIL — 11.4%
Ambev	106,000	490,210
B3 SA - Brasil Bolsa Balcao	103,800	1,087,999
Banco Bradesco S.A. (b)	72,500	590,149
Banco do Brasil S.A.	107,200	1,171,539
BRF S.A. (a)	27,200	249,619
Itau Unibanco Banco Multiplo S.A. (b)	19,700	165,677
Localiza Rent a Car S.A.	99,100	1,082,303
Lojas Renner S.A..	84,700	1,026,981
Magazine Luiza S.A.	139,700	1,243,120
Notre Dame Intermedica Participacoes S.A.	89,300	1,163,850
Petroleo Brasileiro S.A. Petrobras (b)	78,500	1,135,895
Rumo S.A.	48,800	287,232
Sabesp Cia Saneame	17,100	203,762
Totvs S.A.	21,600	299,624
		10,197,960
CANADA — 0.6%
CAE Inc.	6,700	170,289
Restaurant Brands International Inc.	5,690	404,786
		575,075
CHINA — 19.1%
Aier Eye Hospital Group Co. Ltd.	54,730	271,948
Alibaba Group Holding Ltd. (a)(b)	32,160	5,378,117
Anhui Conch Cement Company Limited H	134,000	795,584
Centre Testing International Group Co. ltd.	619,400	1,095,039
China Construction Bank Corporation	275,000	209,747
China International Travel Service Limited	13,000	169,475
China Merchants Bank Co. ltd. - H Shares	265,000	1,260,714
China Tower Corp., Ltd.	624,000	141,666
Hangzhou Tigermed Consulting Co. ltd.	58,323	506,968
Industrial & Commercial Bank of China Ltd.	478,000	320,073
JD.com Inc. (a)(b)	17,970	506,934
Jiangsu Hengrui Medicine Co. ltd.	7,900	89,288
Kweichow Moutai Co. ltd.	8,170	1,316,191
NARI Technology Co. ltd.	49,600	142,093
NetEase.com, Inc. (b)	1,130	300,783
Ping An Insurance Group H Share	240,000	2,756,492
Shanghai International Airport Co. ltd.	47,600	531,986

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
CHINA (continued)
TAL Education Group (a)(b)	5,440	$186,266
Wuliangye Yibin Co. ltd.	34,500	627,325
Yum China Holdings Inc.	6,250	283,938
Zoomlion Heavy Industry Science and Technology Co. ltd.	351,000	237,719
		17,128,346
EGYPT — 0.2%
Commercial International Bank	42,171	202,048
FRANCE — 1.8%
Airbus SE	5,541	720,294
LVMH Moet Hennessy Louis Vuitton SE	1,466	582,982
Teleperformance SE	1,483	321,678
		1,624,954
GREECE — 0.3%
National Bank of Greece	74,261	226,192
HONG KONG — 11.6%
AIA Group Ltd.	118,400	1,118,249
ANTA Sports Products ltd.	120,000	992,551
China Huishan Dairy Holdings Co. ltd. * (a)	208,000	—
China Overseas Land and Investment Ltd.	264,000	830,009
CNOOC Limited	644,000	982,378
Galaxy Entertainment Group	19,000	118,138
Hanergy Mobile Energy Holding Group * (a)	36,000	—
Li Ning Company Limited	177,500	509,381
Link Real Estate Investment Trust	17,000	187,446
Meituan Dianping - b	45,100	460,756
Sunny Optical Technology (Group) Co. ltd.	61,900	909,505
Tencent Holdings Limited	96,800	4,076,751
WuXi Biologics (Cayman) Inc.	26,500	270,394
		10,455,558
HUNGARY — 0.8%
OTP Bank Nyrt.	16,969	706,915
INDIA — 7.3%
Asian Paints Ltd.	44,835	1,115,991
HDFC Bank Ltd.	53,950	934,454
Hindustan Unilever Ltd.	26,966	755,285
Housing Development Finance Corp Ltd.	30,467	849,948
ICICI Bank Limited	90,451	553,666

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
INDIA (continued)
KEI Industries Ltd.	25,390	$192,049
Larsen & Toubro Ltd.	45,953	959,019
PVR Cinemas	10,576	275,366
Reliance Industries Ltd.	43,405	816,667
Reliance Industries Ltd. (c)	1,550	57,815
Tata Consultancy Services Ltd.	2,863	84,716
		6,594,976
INDONESIA — 2.1%
PT Ace Hardware Indonesia Tbk	1,069,100	133,308
PT Bank Rakyat Indonesia Tbk (a)	4,193,700	1,217,192
PT Bank Tabungan Pensiunan Nasi	1,689,200	392,699
PT Telekomunikasi Indonesia Persero Tbk	431,700	131,076
		1,874,275
ISRAEL — 0.3%
CyberArk Software Ltd.	3,131	312,536
JAPAN — 0.1%
Keyence Corporation	144	89,105
MEXICO — 3.3%
Fomento Económico Mexicano S.A.B. (b)	9,500	870,010
Grupo Aeroportuario del Centro Norte SAB de CV	36,900	219,498
Grupo Financiero Banorte SAB de C.V.	42,400	228,439
Wal-Mart de Mexico, S.A.B. de C.V.	548,100	1,623,928
		2,941,875
NETHERLANDS — 0.5%
Prosus N.V.	6,134	450,533
PANAMA — 0.4%
Copa Holdings, S.A.	3,296	325,480
PERU — 0.2%
Credicorp Ltd.	828	172,588
PHILIPPINES — 1.6%
Ayala Land, Inc.	505,200	482,001
BDO Unibank, Inc.	123,460	340,629
SM Prime Holdings, Inc.	498,900	358,076
Universal Robina Corporation	84,000	252,827
		1,433,533

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
POLAND — 0.2%
Dino Polska S.A.	4,306	$168,787
QATAR — 0.1%
Qatar National Bank SAQ	17,290	91,602
RUSSIA — 4.3%
Gazprom (b)	62,643	432,487
LUKoil P.J.S.C. (b)	10,293	851,643
Sberbank	331,500	1,164,142
X5 Retail Group N.V. (c)	29,141	1,019,352
Yandex N.V.	12,150	425,372
		3,892,996
SOUTH AFRICA — 1.7%
Bidvest Group Limited	12,597	158,512
Clicks Group Limited	16,688	236,601
FirstRand Limited	39,376	161,490
Naspers Limited N Shares	6,134	928,387
		1,484,990
SOUTH KOREA — 8.9%
LG Household & Healthcare	1,133	1,237,997
Naver Corp.	4,476	587,495
Samsung Electronics Company ltd.	83,034	3,404,939
Shinhan Financial Group Co. Limited	10,618	371,051
SK Hynix, Inc.	30,685	2,108,688
Ssangyong Cement Industrial Co. ltd.	63,792	325,853
		8,036,023
SWITZERLAND — 0.6%
Nestle S.A.	5,010	543,679
TAIWAN — 10.2%
Delta Electronics, Inc.	55,000	234,895
Giant Manufacturing Co. ltd.	95,000	646,102
Largan Precision Co. ltd.	11,760	1,686,796
President Chain Store Corp.	18,000	168,254
Realtek Semiconductor Corporation	109,000	808,071
Taiwan Semiconductor Manufacturing Co. ltd. (b)	107,160	4,980,797
Uni-President Enterprises Corporation	47,000	113,317
WIN Semiconductors Corp.	53,000	475,769
		9,114,001

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
THAILAND — 2.4%
Airports of Thailand Public Company Limited (c)	278,200	$679,923
CP ALL PCL (d)	387,300	1,028,875
Kasikornbank PCL (d)	13,800	70,613
PTT Exploration & Production PCL (c)	47,200	186,732
Siam Global House PCL (d)	432,150	219,007
		2,185,150
TURKEY — 0.4%
BIM Birlesik Magazalar A.S.	29,186	253,850
Koç Holding A.S.	42,732	143,083
		396,933
UNITED ARAB EMIRATES — 0.3%
First Abu Dhabi Bank	62,716	256,795
UNITED KINGDOM — 0.7%
AstraZeneca plc	2,965	264,891
Diageo plc	7,695	315,566
		580,457
UNITED STATES — 3.9%
Estee Lauder Companies, Inc. (The)	3,188	634,253
Globant S.A.	1,253	114,750
MasterCard Incorporated	1,340	363,904
Match Group, Inc.	4,060	290,046
Mercado Libre, Inc.	617	340,109
Microsoft Corporation	6,012	835,848
Visa, Inc.	5,269	906,321
		3,485,231
TOTAL COMMON STOCK
(Cost $79,386,695)		85,879,836
Exchange Traded Funds — 2.3%
UNITED STATES — 2.3%
iShares Core MSCI Emerging Markets ETF	42,500	2,083,350
(Cost $2,145,721)
Preferred Stock — 0.4%
SOUTH KOREA — 0.4%
Samsung Electronics Co. ltd.	10,289	339,770
(Cost $386,638)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
P-Notes — 1.2%
SAUDI ARABIA — 0.4%
AL Rajhi Bank	8,078	$136,087
Leejam Sports Co JSC	10,882	236,697
		372,784
VIETNAM — 0.8%
JSC Bank for Foreign Trade of Vietnam	210,740	745,702
TOTAL P-NOTES
(Cost $931,849)		1,118,486

Short Term Investments—0.1%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement 0.25%, 10/01/19, (Dated 09/30/19), Collateralized by 130,000 par US TREASURY N/B-1.75% due 05/31/2022, Market Value $131,252 Repurchase Proceeds $125,546 (Cost $125,544)	$125,545	125,545
TOTAL INVESTMENTS—99.7% (Cost $82,976,447)		89,546,987
OTHER ASSETS & LIABILITIES (Net)—0.3%		247,560
NET ASSETS—100%		$89,794,547
•
Fair Valued by the Valuation Committee as delegated by the Trustees of the Pear Tree Funds that represent 0.00% of net assets as of September 30, 2019

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
GDR—Global Depositary Receipts

(d)
NVDR—Non Voting Depositary Receipts

(e)
At September 30, 2019 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $83,315,802 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,167,820
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,936,635)
Net unrealized appreciation / (depreciation)	$6,231,185

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)
Common Stock — 96.5%
	Shares	Value
AUSTRALIA — 7.4%
Afterpay Touch Group Ltd.	3,347	$80,996
Altium Limited	6,125	137,810
Appen Limited	6,768	96,617
Baby Bunting Group Limited	48,112	115,229
Northern Star Resources Ltd.	19,821	147,630
Pro Medicus Limited	4,010	75,263
Webjet Limited	5,779	42,536
WiseTech Global Limited	4,478	104,922
		801,003
AUSTRIA — 0.5%
Schoeller-Bleckmann Oilfield Equipment AG	942	55,988
BRAZIL — 2.3%
BK Brasil Operacao E Assessoria A Restaurantes S.A.	28,211	139,750
CVC Brasil Operadora e Agência de Viagens S.A.	7,925	106,333
		246,083
CANADA — 5.0%
Canada Goose Holdings, Inc.	2,436	107,111
Descartes Systems Group, Inc. (The)	2,323	93,640
goeasy Ltd.	3,875	174,270
Kinaxis, Inc.	1,257	81,835
Ritchie Bros. Auctioneers	2,063	82,265
		539,121
CHINA — 3.4%
Anton Oilfield Services Group	1,079,001	107,344
Beijing Easpring Material Technology Co. ltd.	28,500	99,533
Hangzhou Tigermed Consulting Co. ltd.	18,750	162,983
		369,860
DENMARK — 0.8%
SimCorp A/S	927	81,438
EGYPT — 3.5%
Cleopatra Hospitals Group	222,409	82,652
Crédit Agricole Egypt	51,027	130,075
Integrated Diagnostics Holdings	18,965	87,239
Juhayna Food Industries S.A.E.	143,446	78,860
		378,826

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
FINLAND — 1.2%
Revenio Group OYJ	5,843	$123,618
FRANCE — 2.9%
Devoteam S.A.	1,082	90,622
Lumibird S.A.	6,691	101,281
Solutions 30 S.E.	10,162	114,146
		306,049
GERMANY — 4.7%
Dermapharm Holding SE	4,528	178,213
Evotec AG	3,166	70,504
M1 Kliniken AG	3,124	42,245
New Work SE	337	91,879
VIB Vermögen AG	3,925	119,423
		502,264
HONG KONG — 1.2%
China Aoyuan Group Limited	50,749	57,478
China Everbright Greentech Limited	126,518	73,583
		131,061
HUNGARY — 0.7%
Richter Gedeon Nyrt.	4,639	75,097
ICELAND — 1.6%
Össur hf.	22,363	169,841
INDONESIA — 2.3%
PT Bank Tabungan Pensiunan Nasi	649,252	150,936
PT Mayora Indah Tbk.	573,153	90,041
		240,977
ISRAEL — 1.9%
CyberArk Software Ltd.	863	86,145
Mellanox Technologies ltd.	1,104	120,987
		207,132
ITALY — 0.8%
BasicNet S.p.A.	18,272	87,677
JAPAN — 21.8%
en-Japan, Inc.	3,400	130,037
Fancl Corporation	5,800	154,127
GMO Payment Gateway, Inc.	2,000	133,746

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
JAPAN (continued)
Harmonic Drive Systems, Inc.	4,300	$186,931
Infomart Corporation	14,300	222,737
Lasertec Corporation	5,100	318,883
Nihon M&A Center Inc.	6,100	171,521
Open Door, Inc.	3,000	60,352
Outsourcing, Inc.	8,900	84,625
PeptiDream, Inc.	4,300	204,033
Rakus Co. ltd.	8,600	133,397
SHIFT Inc.	1,500	74,088
SHO-BOND Holdings Co. ltd.	3,600	126,199
Sushiro Global Holdings Ltd.	2,200	147,935
TechnoPro Holdings, Inc.	1,900	112,473
THK Co. ltd.	3,200	83,851
		2,344,935
KENYA — 0.7%
Equity Group Holdings Limited	202,731	73,206
MALAYSIA — 0.9%
Silverlake Axis Ltd.	290,800	96,716
NETHERLANDS — 0.5%
Shop Apotheke Europe N.V.	1,236	48,053
NEW ZEALAND — 1.0%
Synlait Milk Limited	19,625	113,070
NORWAY — 2.7%
Hexagon Composites ASA	12,911	42,061
NEL ASA	102,385	93,810
Norway Royal Salmon ASA	7,369	158,799
		294,670
PHILIPPINES — 1.0%
Puregold Price Club, Inc.	144,000	108,493
POLAND — 1.5%
Dino Polska S.A.	4,209	164,984
SINGAPORE — 3.1%
iFAST Corporation Ltd.	179,400	132,303
Singapore Medical Group Limited (a)	325,700	70,645
Yanlord Land Group Limited	159,600	135,010
		337,958

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
SOUTH KOREA — 1.2%
Dentium Co. ltd.	933	$51,324
Minwise Co. ltd.	5,372	77,247
		128,571
SWEDEN — 5.5%
CellaVision AB	3,086	119,728
Medicover AB-B	15,524	128,509
MIPS AB	5,658	96,092
Thule Group AB	3,534	66,992
Vitrolife AB	5,619	92,001
XVIVO Perfusion AB	5,322	93,633
		596,955
SWITZERLAND — 2.4%
Gurit Holding AG-BR	109	145,945
Siegfried Holding AG	285	112,109
		258,054
TAIWAN — 1.4%
Merida Industry Co. ltd.	15,268	86,860
TaiMed Biologics, Inc. (a)	13,581	65,225
		152,085
THAILAND — 0.9%
Muangthai Capital PCL	53,900	100,451
UNITED ARAB EMIRATES — 1.6%
Aramex PJSC	159,457	174,080
UNITED KINGDOM — 8.9%
Boohoo Group plc	41,025	133,916
Burford Capital Ltd.	6,679	67,715
Clinigen Group plc	13,414	142,599
Countryside Properties plc	37,021	153,050
Dechra Pharmaceuticals plc	4,051	137,967
Electrocomponents plc	17,541	138,948
Gym Group plc (The)	37,232	115,671
Keywords Studios plc	5,162	72,850
		962,716
UNITED STATES — 1.2%
Globant S.A.	1,470	134,622
TOTAL COMMON STOCK
(Cost $9,697,992)		10,405,654

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
Short Term Investments—3.4%
	Par Value	Value
Money Market—3.4%
State Street Bank Institutional U.S. Government Money Market Fund, 1.86% (b)(Cost $366,253)	$366,253	$366,253
TOTAL INVESTMENTS—99.9% (Cost $10,064,245)		10,771,907
OTHER ASSETS & LIABILITIES (Net)—0.1%		14,193
NET ASSETS—100%		$10,786,100
(a)
Non-income producing security.

(b)
Interest rate reflects seven-day effective yield on September 30, 2019.

(c)
At September 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $10,064,245 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,374,415
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(666,752)
Net unrealized appreciation/(depreciation)	$707,663
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)
Common Stock — 95.8%
	Shares	Value
AUSTRALIA — 2.1%
BHP Group plc (a)	1,781,400	$76,315,176
AUSTRIA — 1.5%
Andritz AG	1,343,300	54,935,063
BELGIUM — 1.8%
Solvay S.A.	621,418	64,380,268
CANADA — 6.0%
Magna International Inc.	1,560,595	83,217,593
Methanex Corporation	1,666,293	59,147,834
Toronto-Dominion Bank	1,275,100	74,377,223
		216,742,650
COLOMBIA — 1.8%
Bancolombia S.A. (a)	769,800	38,066,610
Bancolombia S.A..	2,504,600	28,406,691
		66,473,301
FINLAND — 2.1%
Kone OYJ, Class B	1,354,200	77,149,182
FRANCE — 8.1%
Imerys S.A.	1,357,909	54,614,370
Ipsos	802,680	22,890,721
Michelin (CGDE)	597,500	66,724,175
Publicis Groupe	1,306,243	64,274,457
Vinci SA	775,400	83,563,379
		292,067,102
GERMANY — 10.7%
BASF SE	1,012,000	70,765,140
Deutsche Telekom AG	4,151,777	69,699,690
Hannover Rueck SE	570,300	96,462,945
Lanxess AG	1,255,000	76,643,812
Muenchener Rueckversicherungs-Gesellschaft	281,530	72,887,112
		386,458,699
INDIA — 2.1%
Infosys Limited - SP (a)	6,525,384	74,193,616
IRELAND — 1.6%
Greencore Group plc	21,094,335	58,657,089

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
ITALY — 0.1%
Trevi Finanziaria SpA (b)	7,602,219	$2,259,187
JAPAN — 9.5%
Asahi Group Holdings Ltd.	1,622,700	80,298,247
Daicel Corporation	81,400	687,400
Kansai Electric Power Company Inc.	4,978,100	55,644,766
KDDI Corporation	2,661,800	69,551,727
Nexon Co., Limited (b)	5,553,200	67,337,975
Sumitomo Mitsui Trust Holdings, Inc.	1,922,600	69,282,242
		342,802,357
NORWAY — 5.9%
DNB Bank ASA	4,194,030	73,970,208
SpareBank 1 SR-Bank ASA	6,026,487	65,763,393
Yara International ASA	1,689,000	72,831,851
		212,565,452
PUERTO RICO — 2.4%
Popular, Inc.	1,618,550	87,531,184
SINGAPORE — 2.1%
United Overseas Bank Limited	4,109,786	76,246,915
SOUTH AFRICA — 1.0%
Sasol Limited	2,073,735	34,607,493
SOUTH KOREA — 10.5%
Hyundai Mobis Company Limited	270,400	56,966,768
Kia Motors Corporation	1,816,400	69,245,362
KT&G Corporation	565,000	49,832,797
LG Uplus Corporation	4,279,583	48,836,942
Samsung Electronics Company Limited	1,762,399	72,269,925
Shinhan Financial Group Co., Limited	1,370,400	47,889,245
SK Hynix, Inc.	500,200	34,373,983
		379,415,022
SWEDEN — 5.8%
Duni AB	1,463,100	16,694,530
Loomis AB, Class B	1,541,983	54,257,905
SKF AB-B	4,510,700	74,634,363
Svenska Handelsbanken AB, Class A	6,598,700	61,858,933
		207,445,731

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
SWITZERLAND — 2.0%
Novartis AG	838,550	$72,728,119
THAILAND — 1.9%
Siam Commercial Bank PCL	17,421,900	67,215,439
UNITED KINGDOM — 16.8%
Babcock International Group plc	8,792,825	60,368,288
BBA Aviation plc	14,944,309	57,405,693
Bellway plc	2,226,537	91,664,691
Cineworld Group plc	24,460,200	68,618,478
Inchcape plc	4,649,024	36,122,797
Linde plc	375,744	72,789,128
Next plc	1,181,950	89,961,202
Standard Chartered plc	5,609,868	47,226,085
Taylor Wimpey plc	40,205,407	79,891,986
		604,048,348
TOTAL COMMON STOCK
(Cost $3,387,155,607)		3,454,237,393

Short Term Investments—5.8%
	Par Value	Value
Money Market—5.8%
State Street Bank Institutional U.S. Government Money Market Fund, 2.04% (c) (Cost $210,256,978)	$210,256,978	210,256,978
TOTAL INVESTMENTS—101.6% (Cost $3,597,412,585)		3,664,494,371
OTHER ASSETS & LIABILITIES (NET)—(1.6)%		(60,099,380)
NET ASSETS—100%		$3,604,394,991
(a)
ADR - American Depositary Receipts

(b)
Non-income producing security

(c)
Interest rate reflects seven-day effective yield on September 30, 2019

(d)
At September 30, 2019, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $3,622,101,435 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$335,933,140
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(293,540,203)
Net unrealized appreciation/(depreciation)	$42,392,937

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)
Common Stock — 99.6%
	Shares	Value
BRAZIL — 1.9%
Equatorial Energia S.A.	693,637	$16,712,277
CHINA — 2.9%
China Hongxing Sports Limited * (a)	10,258,400	—
Shanghai Mechanical & Electrical Industry Co., Limited - B	9,304,866	15,576,346
Xinhua Winshare Publishing and Media Co., Limited	13,940,500	9,885,871
		25,462,217
COLUMBIA — 0.4%
Tecnoglass, Inc.	431,328	3,506,697
CZECH REPUBLIC — 1.5%
Moneta Money Bank A.S.	4,286,800	13,223,675
DENMARK — 2.2%
DFDS A/S	537,210	19,505,379
EGYPT — 0.3%
Egypt Kuwait Holding Company S.A.E.	2,150,882	3,032,744
FINLAND — 0.3%
Valmet Oyj	150,000	2,913,403
FRANCE — 2.5%
Bonduelle S.A.	167,100	4,264,201
Elis S.A.	984,900	17,421,612
		21,685,813
GERMANY — 0.9%
Sixt SE	87,325	8,375,674
HONG KONG — 3.0%
AMVIG Holdings Limited	19,172,000	4,584,906
Samson Holding Limited (a)	76,489,800	3,414,549
VSTECS Holdings Limited	9,537,360	4,926,574
VTech Holdings Limited	1,516,700	13,222,086
		26,148,115
INDIA — 4.2%
LIC Housing Finance Limited	2,330,700	12,372,290
NIIT Technologies Limited	688,475	13,552,122
South Indian Bank Limited	72,656,800	11,123,742
		37,048,154

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
IRELAND — 6.2%
Glanbia plc	1,403,600	$17,449,925
Greencore Group plc	6,398,600	17,792,609
Origin Enterprises plc	1,752,504	9,785,304
UDG Healthcare plc	991,785	9,158,291
		54,186,129
ITALY — 2.0%
De'Longhi SpA	915,484	17,271,983
JAPAN — 19.4%
Daicel Corporation	2,178,700	18,398,493
Dowa Holdings Co., Limited	534,200	18,232,419
IBJ Leasing Company Limited	780,100	21,083,589
Iwatani Corporation	559,300	18,882,162
Kanematsu Corporation	1,680,000	18,864,357
Nihon House Holdings Co., Limited	2,187,400	10,540,955
Prima Meat Packers Limited	883,300	17,557,339
Tsubakimoto Chain Co., Limited	638,900	20,417,144
Unipres Corporation	1,023,800	16,031,942
VT Holdings Co., Limited	2,581,800	10,602,777
		170,611,177
NORWAY — 6.3%
ABG Sundal Collier Holding ASA	11,121,788	4,155,676
Borregaard ASA	853,511	9,111,883
Fjord1 ASA	1,136,810	4,629,317
Sbanken ASA	641,302	4,637,194
SpareBank Nord-Norge	696,089	5,201,898
Sparebank 1 Oestlandet	488,388	4,488,267
Sparebank 1 SMN	829,528	8,992,792
SpareBank 1 SR-Bank ASA	836,926	9,132,865
Sparebanken Vest	763,692	4,656,454
		55,006,346
PORTUGAL — 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,086,705	11,409,290
SOUTH KOREA — 4.2%
Cuckoo Holdings Co., Limited	100,444	9,824,811
DGB Financial Group, Inc.	2,198,642	13,693,837
ENF Technology Co., Limited	531,817	8,425,308
Wisol Co., Limited	421,179	5,035,204
		36,979,160

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
	Shares	Value
SWEDEN — 2.6%
Duni AB	396,845	$4,528,153
Loomis AB, Class B	514,061	18,088,314
		22,616,467
TAIWAN — 11.3%
Cathay Real Estate Development Co., Limited	3,970,300	2,623,448
Elite Material Co., Limited	3,126,600	12,647,691
Hitron Technologies, Inc.	14,548,800	8,956,859
Holtek Semiconductor, Inc.	6,413,500	13,437,042
Huaku Development Co., Limited	5,281,800	13,619,688
Kings Town Bank	8,927,500	8,877,286
Sercomm Corporation	5,444,000	13,862,464
Sitronix Technology Corporation	2,389,100	12,821,646
Taiwan Union Technology Corporation	2,796,900	12,801,489
		99,647,613
THAILAND — 5.0%
Hana Microelectronics PCL	14,505,580	13,398,157
Ratch Group PCL	7,190,300	16,809,104
Thanachart Capital PCL	7,284,400	13,575,635
		43,782,896
UNITED KINGDOM — 21.2%
BBA Aviation plc	3,488,107	13,398,893
Cineworld Group plc	6,077,600	17,049,560
Crest Nicholson Holdings plc	3,698,100	17,245,035
Galliford Try plc	2,264,868	18,656,909
Halfords Group plc	10,322,968	21,617,744
Inchcape plc	2,255,307	17,523,677
Keller Group plc	1,345,439	9,386,276
Lancashire Holdings Limited	2,027,539	18,448,184
OneSavings Bank plc	4,615,917	20,979,789
The Restaurant Group plc	10,638,052	18,612,638
Vitec Group plc	318,726	4,882,397
Wetherspoon (J.D.) plc	472,890	9,018,578
		186,819,680
TOTAL COMMON STOCK
(Cost $905,644,396)		875,944,889

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2019 (Unaudited)
Total Investments—99.6%
Value
TOTAL INVESTMENTS—99.6% (Cost $905,644,396)	$875,944,889
OTHER ASSETS & LIABILITIES (NET)—0.4%	3,635,386
NET ASSETS—100%	$879,580,275
*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of September 30, 2019.

(a)
Non-income producing security

(b)
At September 30, 2019, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $914,570,201 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$74,252,909
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(112,878,221)
Net unrealized appreciation/(depreciation)	$(38,625,312)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

This page intentionally left blank.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2019 (Unaudited)
	Small Cap	Quality	Emerging Markets World Equity	International Small Cap	Foreign Value	Foreign Value Small Cap
Assets:
Investments at value	$114,836,602	$134,817,697	$89,421,442	$10,771,907	$3,664,494,371	$875,944,889
Repurchase agreements	—	3,303,494	125,545	—	—	—
Total Investments	114,836,602	138,121,191	89,546,987	10,771,907	3,664,494,371	875,944,889
Foreign currency at value (Cost $-0- for Small Cap, $34,116 for Quality, $211,652 for Emerging Markets World Equity, $2,490 for International Small Cap, $5 for Foreign Value and $559,816 for Foreign Value Small Cap)	—	34,091	211,353	2,489	5	557,708
Cash	—	—	1,391	—	—	—
Dividends and interest receivable	94,791	140,913	168,138	7,279	6,578,596	4,228,150
Foreign tax reclaims receivable	—	50,050	4,617	2,054	4,803,897	471,540
Receivable for investments sold	—	—	141,374	—	—	1,116,772
Receivable for shares of beneficial interest sold	425	6	869	—	2,602,615	509,475
Unrealized gain on spot foreign currency contracts (Note 2)	—	—	1	—	—	20
Other assets	30,687	17,475	52,194	16,373	59,193	108,351
Total Assets	$114,962,505	$138,363,726	$90,126,924	$10,800,102	$3,678,538,677	$882,936,905
Liabilities:
Payable for investments purchased	$—	$—	$141,944	$—	$68,169,038	$—
Payable for shares of beneficial interest repurchased	5,390	11,440	15,039	—	2,947,434	288,456
Payable for compensation of manager (Note 3)	73,849	82,992	57,372	7,962	2,547,441	772,935
Payable for distribution fees (Note 3)	22,267	27,216	17,411	13	149,574	41,840
Payable to custodian	6,449	6,273	21,977	5,505	122,794	2,193,817
Payable to transfer agent (Note 3)	13,324	16,738	10,328	504	191,754	56,393
Payable for foreign capital gain tax	—	—	60,582	—	—	—
Unrealized loss on spot foreign currency contracts (Note 2)	—	—	311	1	9,607	1,334
Other accrued expenses and liabilities	363	2,669	7,413	17	6,044	1,855
Total Liabilities	$121,642	$147,328	$332,377	$14,002	$74,143,686	$3,356,630
Net Assets	$114,840,863	$138,216,398	$89,794,547	$10,786,100	$3,604,394,991	$879,580,275

Investments at cost	$97,297,059	$121,692,654	$82,976,447	$10,064,245	$3,597,412,585	$905,644,396

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2019 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2019 (Unaudited)

	Small Cap	Quality	Emerging Markets World Equity	International Small Cap	Foreign Value	Foreign Value Small Cap
Components of Net Assets:
Shares of beneficial interest	$88,682,208	$104,038,512	$124,373,982	$10,059,941	$3,451,778,407	$894,217,425
Total distributable earnings (loss)	26,158,655	34,177,886	(34,579,435)	726,159	152,616,584	(14,637,150)
Net Assets Applicable to Outstanding Shares	$114,840,863	$138,216,398	$89,794,547	$10,786,100	$3,604,394,991	$879,580,275
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$110,060,900	$130,980,921	$84,519,583	$64,057	$724,803,572	$203,047,161
Shares Outstanding	4,571,322	6,658,675	4,044,931	5,990	35,308,588	15,277,697
Net asset value and redemption proceeds per share	$24.08	$19.67	$20.90	$10.69	$20.53	$13.29
Institutional Shares
Net assets applicable to outstanding shares	$4,779,963	$7,235,477	$4,569,618	$9,332,810	$2,396,289,926	$585,447,878
Shares outstanding	165,707	339,500	215,131	870,575	116,857,398	43,964,356
Net asset value and redemption proceeds per share	$28.85	$21.31	$21.24	$10.72	$20.51	$13.32
R6 Shares
Net assets applicable to outstanding shares	$—	$—	$705,346	$1,389,233	$483,301,493	$91,085,236
Shares Outstanding	—	—	67,146	129,561	44,482,825	9,052,828
Net asset value and redemption proceeds per share	$—	$—	$10.50	$10.72	$10.86	$10.06

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2019 (Unaudited)
	Small Cap	Quality	Emerging Markets World Equity	International Small Cap	Foreign Value	Foreign Value Small Cap
Investment Income:
Dividends*	$1,164,525	$1,358,627	$1,791,878	$88,629	$73,961,208	$23,163,850
Interest	10,837	5,029	916	3,873	1,134,323	604,427
Sec Lending Income	9,818	250	761	1,923	—	—
Miscellaneous	—	—	899	—	—	—
Total Investment Income	$1,185,180	$1,363,906	$1,794,454	$94,425	$75,095,531	$23,768,277
Expenses:
Compensation of manager (Note 3)	467,095	703,660	456,436	49,129	17,909,632	5,325,017
Distribution fees, Ordinary Shares (Note 3)	139,963	167,136	107,654	81	947,368	262,486
Administrative fees (Note 3)	17,934	21,357	13,791	1,611	541,950	161,357
Custodian and fund accounting fees	17,200	26,800	68,500	14,300	425,000	180,000
Regulatory and Compliance (Note 3)	2,951	3,516	2,270	265	89,216	26,563
Transfer agent fees (Note 3):
Ordinary Shares	91,592	108,924	70,818	57	614,331	171,181
Institutional Shares	3,867	5,642	3,557	7,643	1,996,878	627,160
R6 Shares	—	—	37	89	18,402	4,088
Audit and legal	5,272	6,292	4,059	474	159,399	47,504
Registration fees	20,641	22,575	22,732	3,632	113,639	57,227
Insurance	811	967	624	73	24,517	7,305
Compensation of trustees (Note 3)	2,033	2,425	1,565	183	61,479	18,316
Printing	2,807	3,339	2,159	251	84,735	25,209
Miscellaneous	2,471	2,940	1,903	211	74,190	22,145
Total expenses before waivers/reimbursements/reductions	774,637	1,075,573	756,105	77,999	23,060,736	6,935,558
Waivers and/or reimbursements of expenses (Note 3)	(2,882)	(199,794)	(103,294)	(5,516)	(3,381,465)	(1,000,500)
Expenses, Net	$771,755	$875,779	$652,811	$72,483	$19,679,271	$5,935,058
Net Investment income/(loss)	$413,425	$488,127	$1,141,643	$21,942	$55,416,260	$17,833,219
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments	$7,236,584	$5,232,200	$1,073,786	$19,829	$3,114,793	$7,783,571
Foreign denominated assets, liabilities, and currency	(105)	(1,324)	(51,289)	(1,866)	(769,476)	(298,993)
Change in unrealized appreciation/(depreciation) of:
Investments	(6,981,586)	1,794,653	(1,869,172)	80,140	(89,270,375)	(42,513,391)
Foreign denominated assets, liabilities, and currency	76	(14)	(55,667)	(37)	(29,535)	4,167
Net realized and unrealized gain/(loss) on investment and foreign currency	254,969	7,025,515	(902,342)	98,066	(86,954,593)	(35,024,646)
Net increase/(decrease) in net assets resulting from operations	$668,394	$7,513,642	$239,301	$120,008	$(31,538,333)	$(17,191,427)
*
Dividends are net of foreign withholding taxes of  $ 9,846 for Small Cap, $ 40,406 for Quality, $ 164,241 for Emerging Markets World Equity, $ 7,359 for International Small Cap, $ 7,341,672 for Foreign Value and $ 2,409,332 for Foreign Value Small Cap.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$413,425	$388,373
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	7,236,479	7,453,664
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(6,981,510)	(6,174,893)
Net increase/(decrease) from operations	$668,394	$1,667,144
Distributions to shareholders
Ordinary Shares	$—	$(8,406,855)
Institutional Shares	—	(463,104)
R6 Shares	—	—
Total distributions to shareholders	$—	$(8,869,959)
Capital Stock Transactions
Shares sold
Ordinary Shares	$1,056,304	$16,583,912
Institutional Shares	26,174	115,096
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	6,627,515
Institutional Shares	—	462,929
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(9,950,347)	(7,355,331)
Institutional Shares	(112,418)	(2,814,218)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(8,980,287)	$13,619,903
Net Increase (Decrease) in Net Assets	$(8,311,893)	$6,417,088
Net Assets Beginning of Year	123,152,756	116,735,668
Net Assets at End of Year	$114,840,863	$123,152,756

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Share Transactions
Shares sold
Ordinary Shares	43,551	618,397
Institutional Shares	916	4,090
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	304,573
Institutional Shares	—	17,812
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(407,800)	(279,146)
Institutional Shares	(4,004)	(99,018)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(367,337)	566,708

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$488,127	$1,115,122
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	5,230,876	19,115,431
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	1,794,639	(4,587,864)
Net increase/(decrease) from operations	$7,513,642	$15,642,689
Distributions to shareholders
Ordinary Shares	$—	$(20,504,884)
Institutional Shares	—	(916,016)
R6 Shares	—	—
Total distributions to shareholders	$—	$(21,420,900)
Capital Stock Transactions
Shares sold
Ordinary shares	$3,500,003	$51,936,970
Institutional Shares	1,948,209	9,562,377
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	17,024,871
Institutional Shares	—	873,750
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(17,283,499)	(49,823,054)
Institutional Shares	(1,189,406)	(9,914,270)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(13,024,693)	$19,660,644
Net Increase (Decrease) in Net Assets	$(5,511,051)	$13,882,433
Net Assets Beginning of Year	143,727,449	129,845,016
Net Assets at End of Year	$138,216,398	$143,727,449

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Share Transactions
Shares sold
Ordinary Shares	182,261	2,530,436
Institutional Shares	94,613	433,827
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	1,020,064
Institutional Shares	—	48,461
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(899,128)	(2,749,049)
Institutional Shares	(56,584)	(481,781)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(678,838)	801,958

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$1,141,643	$1,857,595
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	1,022,497	(11,034,006)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(1,924,839)	(1,349,535)
Net increase/(decrease) from operations	$239,301	$(10,525,946)
Distributions to shareholders
Ordinary Shares	$—	$(1,923,113)
Institutional Shares	—	(176,757)
R6 Shares	—	—
Total distributions to shareholders	$—	$(2,099,870)
Capital Stock Transactions
Shares sold
Ordinary Shares	$1,586,729	$6,307,005
Institutional Shares	448,080	728,439
R6 Shares	710,531	100,000
Shares Issued in the Reorganization (Note 2 Reorganization)
Ordinary Shares	—	1,552,736
Institutional Shares	—	157,222
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	1,527,932
Institutional Shares	—	175,401
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(6,638,285)	(18,806,525)
Institutional Shares	(956,513)	(2,977,711)
R6 Shares	(108,417)	—
Net increase (decrease) from capital stock transactions	$(4,957,875)	$(11,235,501)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Net Increase (Decrease) in Net Assets	$(4,718,574)	$(23,861,317)
Net Assets Beginning of Year	94,513,121	118,374,438
Net Assets at End of Year	$89,794,547	$94,513,121

Share Transactions
Shares sold
Ordinary Shares	76,538	300,631
Institutional Shares	20,815	34,673
R6 Shares	67,292	10,000
Shares Issued in the Reorganization (Note 2 Reorganization)
Ordinary Shares	—	69,257
Institutional Shares	—	6,908
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	81,057
Institutional Shares	—	9,183
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(315,089)	(912,514)
Institutional Shares	(44,830)	(144,759)
R6 Shares	(10,146)	—
Increase (Decrease) In Shares Outstanding	(205,420)	(545,564)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Small Cap
	Semi-Annual Ended September 30, 2019 (Unaudited)	January 30, 2019* March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$21,942	$(53,101)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	17,963	31,732
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	80,103	627,520
Net increase/(decrease) from operations	$120,008	$606,151
Distributions to shareholders
Ordinary Shares	$—	$—
Institutional Shares	—	—
R6 Shares	—	—
Total distributions to shareholders	$—	$—
Capital Stock Transactions
Shares sold
Ordinary Shares	$—	$59,902
Institutional Shares	—	8,720,736
R6 Shares	3,710	1,293,514
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary Shares	—	—
Institutional Shares	(16,490)	—
R6 Shares	(1,431)	—
Net increase (decrease) from capital stock transactions	$(14,211)	$10,074,152
Net Increase (Decrease) in Net Assets	$105,797	$10,680,303
Net Assets Beginning of Year	10,680,303	—
Net Assets at End of Year	$10,786,100	$10,680,303

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Small Cap
	Semi-Annual Ended September 30, 2019 (Unaudited)	January 30, 2019* March 31, 2019
Share Transactions
Shares sold
Ordinary Shares	—	5,990
Institutional Shares	—	872,074
R6 Shares	340	129,351
Distributions reinvested
Ordinary Shares	—	—
Institutional Shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary Shares	—	—
Institutional Shares	(1,499)	—
R6 Shares	(130)	—
Increase (Decrease) In Shares Outstanding	(1,289)	1,007,415
(*)
Commencement of operation.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$55,416,260	$62,144,926
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	2,345,317	(23,085,330)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(89,299,910)	(167,168,707)
Net increase/(decrease) from operations	$(31,538,333)	$(128,109,111)
Distributions to shareholders
Ordinary Shares	$—	$(7,112,102)
Institutional Shares	—	(29,863,016)
R6 Shares	—	(7,346,497)
Total distributions to shareholders	$—	$(44,321,615)
Capital Stock Transactions
Shares sold
Ordinary Shares	$33,359,215	$82,711,079
Institutional Shares	381,003,463	1,739,231,784
R6 Shares	182,266,452	99,357,978
Distributions reinvested
Ordinary Shares	—	6,801,565
Institutional Shares	—	27,674,143
R6 Shares	—	2,654,418
Shares redeemed
Ordinary Shares	(84,805,666)	(153,415,484)
Institutional Shares	(476,680,130)	(483,980,033)
R6 Shares	(19,258,341)	(36,157,779)
Net increase (decrease) from capital stock transactions	$15,884,993	$1,284,877,671
Net Increase (Decrease) in Net Assets	$(15,653,340)	$1,112,446,945
Net Assets Beginning of Year	3,620,048,331	2,507,601,386
Net Assets at End of Year	$3,604,394,991	$3,620,048,331

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Share Transactions
Shares sold
Ordinary Shares	1,622,801	3,934,450
Institutional Shares	18,493,549	81,905,520
R6 Shares	16,527,155	9,127,656
Distributions reinvested
Ordinary Shares	—	357,601
Institutional Shares	—	1,460,377
R6 Shares	—	264,648
Shares redeemed
Ordinary Shares	(4,104,780)	(7,255,137)
Institutional Shares	(22,822,120)	(24,187,952)
R6 Shares	(1,751,406)	(3,305,390)
Increase (Decrease) In Shares Outstanding	7,965,199	62,301,773

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$17,833,219	$25,333,950
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	7,484,578	(4,220,160)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(42,509,224)	(123,244,543)
Net increase/(decrease) from operations	$(17,191,427)	$(102,130,753)
Distributions to shareholders
Ordinary Shares	$—	$(8,639,659)
Institutional Shares	—	(32,955,256)
R6 Shares	—	(4,443,966)
Total distributions to shareholders	$—	$(46,038,881)
Capital Stock Transactions
Shares sold
Ordinary Shares	$11,576,265	$41,804,789
Institutional Shares	112,946,202	487,514,614
R6 Shares	23,986,104	71,471,387
Distributions reinvested
Ordinary Shares	—	7,513,347
Institutional Shares	—	21,647,508
R6 Shares	—	4,296,496
Shares redeemed
Ordinary Shares	(26,772,372)	(113,416,223)
Institutional Shares	(282,573,026)	(225,239,386)
R6 Shares	(6,120,946)	(8,003,199)
Net increase (decrease) from capital stock transactions	$(166,957,773)	$287,589,333
Net Increase (Decrease) in Net Assets	$(184,149,200)	$139,419,699
Net Assets Beginning of Year	1,063,729,475	924,309,776
Net Assets at End of Year	$879,580,275	$1,063,729,475

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Share Transactions
Shares sold
Ordinary Shares	868,063	2,963,366
Institutional Shares	8,430,638	33,193,819
R6 Shares	2,358,764	6,684,203
Distributions reinvested
Ordinary Shares	—	602,997
Institutional Shares	—	1,738,756
R6 Shares	—	457,074
Shares redeemed
Ordinary Shares	(1,997,615)	(7,602,100)
Institutional Shares	(20,965,196)	(16,341,704)
R6 Shares	(604,796)	(771,234)
Increase (Decrease) In Shares Outstanding	(11,910,142)	20,925,177

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.97	$25.48	$26.35	$21.61	$24.65	$27.62
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.08 (b)	0.07 (b)	0.07 (b)	0.06	0.16	0.04
Net realized and unrealized gain/(loss) on securities	0.03	0.22	0.68	4.99	(1.59)	(0.37)
Total from Investment Operations	0.11	0.29	0.75	5.05	(1.43)	(0.33)
Less Distributions:
Dividends from net investment income	—	(0.01)	(0.04)	(0.15)	—	(0.20)
Distributions from realized capital gains	—	(1.79)	(1.58)	(0.16)	(1.61)	(2.44)
Total Distributions	—	(1.80)	(1.62)	(0.31)	(1.61)	(2.64)
Net Asset Value, End of Period	$24.08	$23.97	$25.48	$26.35	$21.61	$24.65
Total Return	0.46%	1.87%	2.75%	23.36%	(5.83)%	(0.36)%
Net Assets, End of Period (000s)	$110,061	$118,314	$109,341	$109,247	$91,139	$98,084
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.34%	1.34%	1.35%	1.35%	1.35%	1.50%
Net	1.34%	1.34%	1.35%	1.35%	1.35%	1.50%
Ratio of net investment income (loss) to average net assets (c)	0.69%	0.29%	0.25%	0.25%	0.70%	0.17%
Portfolio Turnover	8%	24%	18%	37%	17%	94%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.67	$30.07	$30.80	$25.19	$28.39	$31.37
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.15 (b)	0.21 (b)	0.19 (b)	0.14	0.23	0.11
Net realized and unrealized gain/(loss) on securities	0.03	0.28	0.79	5.83	(1.82)	(0.39)
Total from Investment Operations	0.18	0.49	0.98	5.97	(1.59)	(0.28)
Less Distributions:
Dividends from net investment income	—	(0.10)	(0.13)	(0.20)	—	(0.26)
Distributions from realized capital gains	—	(1.79)	(1.58)	(0.16)	(1.61)	(2.44)
Total Distributions	—	(1.89)	(1.71)	(0.36)	(1.61)	(2.70)
Net Asset Value, End of Period	$28.85	$28.67	$30.07	$30.80	$25.19	$28.39
Total Return	0.63%	2.30%	3.10%	23.71%	(5.62)%	(0.11)%
Net Assets, End of Period (000s)	$4,780	$4,839	$7,395	$7,220	$5,785	$3,761
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.08%	1.08%	1.10%	1.10%	1.10%	1.28%
Net	0.96%	0.96%	0.98%	1.10%	1.10%	1.28%
Ratio of net investment income (loss) to average net assets (c)	1.07%	0.65%	0.62%	0.49%	0.89%	0.36%
Portfolio Turnover	8%	24%	18%	37%	17%	94%
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(d)
Ratios of expenses to average net assets:

■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.66	$18.83	$17.52	$16.31	$17.47	$18.10
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.07	0.14	0.15	0.16	0.15	0.28
Net realized and unrealized gain/(loss) on securities	0.94	2.23	2.49	2.04	0.72	1.30
Total from Investment Operations	1.01	2.37	2.64	2.20	0.87	1.58
Less Distributions:
Dividends from net investment income	—	(0.12)	(0.18)	(0.19)	(0.16)	(0.33)
Distributions from realized capital gains	—	(2.42)	(1.15)	(0.80)	(1.87)	(1.88)
Total Distributions	—	(2.54)	(1.33)	(0.99)	(2.03)	(2.21)
Net Asset Value, End of Period	$19.67	$18.66	$18.83	$17.52	$16.31	$17.47
Total Return	5.41%	14.16%	14.91%	14.04%	5.47%	9.12%
Net Assets, End of Period (000s)	$130,981	$137,643	$123,781	$112,513	$113,498	$116,104
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.54%	1.54%	1.54%	1.55%	1.55%	1.54%
Net	1.26%	1.25%	1.28%	1.30%	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(c)	0.68%	0.72%	0.81%	0.97%	0.91%	1.52%
Portfolio Turnover	9%	57%	48%	31%	35%	49%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.18	$20.15	$18.65	$17.30	$18.39	$18.95
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.11	0.23	0.24	0.22	0.21	0.35
Net realized and unrealized gain/(loss) on securities	1.02	2.40	2.65	2.16	0.76	1.35
Total from Investment Operations	1.13	2.63	2.89	2.38	0.97	1.70
Less Distributions:
Dividends from net investment income	—	(0.18)	(0.24)	(0.23)	(0.19)	(0.38)
Distributions from realized capital gains	—	(2.42)	(1.15)	(0.80)	(1.87)	(1.88)
Total Distributions	—	(2.60)	(1.39)	(1.03)	(2.06)	(2.26)
Net Asset Value, End of Period	$21.31	$20.18	$20.15	$18.65	$17.30	$18.39
Total Return	5.60%	14.59%	15.34%	14.30%	5.74%	9.34%
Net Assets, End of Period (000s)	$7,235	$6,084	$6,064	$6,569	$8,533	$11,209
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.29%	1.29%	1.29%	1.30%	1.30%	1.29%
Net	0.90%	0.87%	0.93%	1.05%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets (c)	1.04%	1.08%	1.17%	1.22%	1.14%	1.83%
Portfolio Turnover	9%	57%	48%	31%	35%	49%
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(d)
Ratios of expenses to average net assets:

■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.86	$23.29	$20.40	$18.96	$21.94	$22.15
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.26 (b)	0.38 (b)	0.32 (b)	0.23 (b)	0.33 (b)	0.29
Net realized and unrealized gain/(loss) on securities	(0.22)	(2.36)	2.85	1.52	(3.02)	(0.18)
Total from Investment Operations	0.04	(1.98)	3.17	1.75	(2.69)	0.11
Less Distributions:
Dividends from net investment income	—	(0.45)	(0.28)	(0.31)	(0.29)	(0.32)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.45)	(0.28)	(0.31)	(0.29)	(0.32)
Net Asset Value, End of Period	$20.90	$20.86	$23.29	$20.40	$18.96	$21.94
Total Return	0.19%	(8.31)%	15.63%	9.39%	(12.12)%	0.54%
Net Assets, End of Period (000s)	$84,520	$89,347	$110,502	$102,633	$107,893	$127,295
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.67%	1.67%	1.07%	1.21%	1.32%	1.37%
Net	1.45%	1.46%	0.97%	1.09%	1.31%	1.37%
Ratio of net investment income (loss) to average net assets(b)	2.48%	1.81%	1.46%	1.21%	1.66%	1.26%
Portfolio Turnover	47%	172%(f)	50%	47%	82%(e)	35%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019 *	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.16	$23.63	$20.69	$19.23	$22.26	$22.46
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.30 (b)	0.48 (b)	0.40 (b)	0.34 (b)	0.36 (b)	0.35
Net realized and unrealized gain/(loss) on securities	(0.22)	(2.42)	2.89	1.49	(3.04)	(0.18)
Total from Investment Operations	0.08	(1.94)	3.29	1.83	(2.68)	0.17
Less Distributions:
Dividends from net investment income	—	(0.53)	(0.35)	(0.37)	(0.35)	(0.37)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.53)	(0.35)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$21.24	$21.16	$23.63	$20.69	$19.23	$22.26
Total Return	0.38%	(7.94)%	16.01%	9.68%	(11.88)%	0.81%
Net Assets, End of Period (000s)	$4,570	$5,061	$7,872	$8,078	$13,489	$12,424
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.42%	1.41%	0.82%	0.95%	1.07%	1.11%
Net	1.08%	1.08%	0.61%	0.83%	1.06%	1.11%
Ratio of net investment income (loss) to average net assets	2.87%	2.21%	1.80%	1.69%	1.78%	1.52%
Portfolio Turnover	47%	172%(f)	50%	47%	82%(e)	35%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund (formerly Pear Tree PanAgora Emerging Markets Fund)

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
R 6 Shares
	Six Months Ended September 30,	January 28, 2019**
	2019*	through March 31, 2019
Net Asset Value, Beginning of Period	$10.47	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.18 (b)	0.01 (b)
Net realized and unrealized gain/(loss) on securities	(0.15)	0.46
Total from Investment Operations	0.03	0.47
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$10.50	$10.47
Total Return	0.29%	4.70%****
Net Assets, End of Period (000s)	$705	$105
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.27%	1.64%***
Net	0.98%	0.99%***
Ratio of net investment income (loss) to average net assets (c)	2.96%	0.44%***
Portfolio Turnover	47%	172% (f)
*
Unaudited

**
Commenced operations January 28, 2019

***
Annualized.

****
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(d)
Ratios of expenses to average net assets:

■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(e)
Turnover is higher due to a change in strategy as of March 18, 2016

(f)
Turnover is higher due to Emerging Markets acquiring assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund as of May 8, 2018. See Note 2 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30, 2019*	January 30, 2019** through March 31, 2019
Net Asset Value, Beginning of Period	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	—	(0.04)
Net realized and unrealized gain/(loss) on securities	0.09	0.64
Total from Investment Operations	0.09	0.60
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$10.69	$10.60
Total Return	0.85%	6.00%****
Net Assets, End of Period (000s)	$64	$63
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.71%	4.54%***
Net	1.71%	4.54%***
Ratio of net investment income (loss) to average net assets(c)	0.02%	(3.52)%***
Portfolio Turnover	10%	22%****

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30, 2019*	January 30, 2019 ** through March 31, 2019
Net Asset Value, Beginning of Period	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.02	(0.04)
Net realized and unrealized gain/(loss) on securities	0.10	0.64
Total from Investment Operations	0.12	0.60
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$10.72	$10.60
Total Return	1.13%	6.00%****
Net Assets, End of Period (000s)	$9,333	$9,245
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.45%	4.29%***
Net	1.33%	4.17%***
Ratio of net investment income (loss) to average net assets(c)	0.40%	(3.15)%***
Portfolio Turnover	10%	22%****

The accompanying notes are an integral part of these financial statements.

Pear Tree PNC International Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares	R 6 Shares**
	Six Months Ended September 30, 2019*	January 30, 2019 through March 31, 2019
Net Asset Value, Beginning of Period	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.02	(0.04)
Net realized and unrealized gain/(loss) on securities	0.10	0.64
Total from Investment Operations	0.12	0.60
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$10.72	$10.60
Total Return	1.13%	6.00%****
Net Assets, End of Period (000s)	$1,389	$1,371
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.30%	4.14%***
Net	1.30%	4.14%***
Ratio of net investment income (loss) to average net assets (c)	0.43%	(3.12)%***
Portfolio Turnover	10%	22%****
*
Unaudited

**
Commenced operations January 30, 2019.

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(d)
Ratios of expenses to average net assets:

■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.77	$21.75	$19.15	$17.03	$18.67	$19.38
Income from Investment Operations:
Net investment income (loss)(a)(b)	0.29 (c)	0.38 (c)	0.29 (c)	0.23	0.23	0.29
Net realized and unrealized gain/(loss) on securities	(0.53)	(1.17)	2.44	2.07	(1.60)	(0.80)
Total from Investment Operations	(0.24)	(0.79)	2.73	2.30	(1.37)	(0.51)
Less Distributions:
Dividends from net investment income	—	(0.11)	(0.13)	(0.18)	(0.27)	(0.20)
Distributions from realized capital gains	—	(0.08)	—	—	—	—
Total Distributions	—	(0.19)	(0.13)	(0.18)	(0.27)	(0.20)
Net Asset Value, End of Period	$20.53	$20.77	$21.75	$19.15	$17.03	$18.67
Total Return	(1.16)%	(3.56)%	14.27%	13.59%	(7.29)%	(2.53)%
Net Assets, End of Period (000s)	$724,804	$784,820	$886,354	$859,328	$932,418	$1,030,641
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.50%	1.51%	1.51%	1.53%	1.52%	1.52%
Net	1.40%	1.41%	1.41%	1.53%	1.52%	1.52%
Ratio of net investment income (loss) to average net assets(b)	2.83%	1.80%	1.39%	1.31%	1.29%	1.55%
Portfolio Turnover	6%	12%	30%	15%	13%	2%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.71	$21.71	$19.10	$17.00	$18.68	$19.39
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.33 (c)	0.42 (c)	0.33 (c)	0.26	0.27	0.33
Net realized and unrealized gain/(loss) on securities	(0.53)	(1.14)	2.49	2.07	(1.60)	(0.80)
Total from Investment Operations	(0.20)	(0.72)	2.82	2.33	(1.33)	(0.47)
Less Distributions:
Dividends from net investment income	—	(0.20)	(0.21)	(0.23)	(0.35)	(0.24)
Distributions from realized capital gains	—	(0.08)	—	—	—	—
Total Distributions	—	(0.28)	(0.21)	(0.23)	(0.35)	(0.24)
Net Asset Value, End of Period	$20.51	$20.71	$21.71	$19.10	$17.00	$18.68
Total Return	(0.97)%	(3.20)%	14.75%	13.82%	(7.06)%	(2.29)%
Net Assets, End of Period (000s)	$2,396,290	$2,509,455	$1,346,164	$759,793	$697,543	$594,691
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.25%	1.26%	1.26%	1.27%	1.27%	1.27%
Net	1.03%	1.04%	1.04%	1.27%	1.27%	1.27%
Ratio of net investment income (loss) to average net assets(b)	3.15%	1.98%	1.57%	1.49%	1.51%	1.76%
Portfolio Turnover	6%	12%	30%	15%	13%	2%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,		February 6, 2017** through March 31,
	2019*	2019	2018	2017
Net Asset Value, Beginning of Period	$10.97	$11.65	$10.34	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.17 (c)	0.25 (c)	0.19 (c)	0.05
Net realized and unrealized gain/(loss) on securities	(0.28)	(0.64)	1.34	0.29
Total from Investment Operations	(0.11)	(0.39)	1.53	0.34
Less Distributions:
Dividends from net investment income	—	(0.21)	(0.22)	—
Distributions from realized capital gains	—	(0.08)	—	—
Total Distributions	—	(0.29)	(0.22)	—
Net Asset Value, End of Period	$10.86	$10.97	$11.65	$10.34
Total Return	(1.00)%	(3.15)%	14.79%	3.40%****
Net Assets, End of Period (000s)	$483,301	$325,774	$275,084	$36,982
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.10%	1.11%	1.10%	1.14%***
Net	0.94%	0.98%	1.01%	1.14%***
Ratio of net investment income (loss) to average net assets: (b)	3.25%	2.22%	1.58%	3.39%***
Portfolio Turnover	6%	12%	30%	15%****
*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(d)
Ratios of expenses to average net assets:

■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.56	$15.63	$13.71	$12.06	$13.35	$13.17
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.21 (c)	0.33 (c)	0.28 (c)	0.23	0.21	0.15
Net realized and unrealized gain/(loss) on securities	(0.48)	(1.84)	2.07	1.64	(1.26)	0.17
Total from Investment Operations	(0.27)	(1.51)	2.35	1.87	(1.05)	0.32
Less Distributions:
Dividends from net investment income	—	(0.24)	(0.29)	(0.14)	(0.19)	(0.14)
Distributions from realized capital gains	—	(0.32)	(0.14)	(0.08)	(0.05)	—
Total Distributions	—	(0.56)	(0.43)	(0.22)	(0.24)	(0.14)
Net Asset Value, End of Period	$13.29	$13.56	$15.63	$13.71	$12.06	$13.35
Total Return	(1.99)%	(9.33)%	17.15%	15.73%	(7.83)%	2.57%
Net Assets, End of Period (000s)	$203,047	$222,526	$319,531	$270,948	$283,509	$233,185
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.52%	1.53%	1.52%	1.55%	1.56%	1.56%
Net	1.42%	1.43%	1.42%	1.55%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets (b)	3.08%	2.29%	1.85%	1.82%	1.66%	1.15%
Portfolio Turnover	21%	52%	26%	46%	8%	11%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2019*	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.57	$15.66	$13.73	$12.07	$13.36	$13.19
Income from Investment Operations:
Net investment income (loss)(a)(b)	0.23 (c)	0.37 (c)	0.32 (c)	0.25	0.24	0.14
Net realized and unrealized gain/(loss) on securities	(0.48)	(1.83)	2.09	1.66	(1.26)	0.21
Total from Investment Operations	(0.25)	(1.46)	2.41	1.91	(1.02)	0.35
Less Distributions:
Dividends from net investment income	—	(0.31)	(0.34)	(0.17)	(0.22)	(0.18)
Distributions from realized capital gains	—	(0.32)	(0.14)	(0.08)	(0.05)	—
Total Distributions	—	(0.63)	(0.48)	(0.25)	(0.27)	(0.18)
Net Asset Value, End of Period	$13.32	$13.57	$15.66	$13.73	$12.07	$13.36
Total Return	(1.84)%	(8.95)%	17.56%	16.13%	(7.62)%	2.79%
Net Assets, End of Period (000s)	$585,448	$766,409	$593,619	$312,955	$270,846	$200,160
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.28%	1.27%	1.30%	1.30%	1.31%
Net	1.04%	1.06%	1.05%	1.30%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets (b)	3.40%	2.57%	2.08%	2.03%	1.91%	1.12%
Portfolio Turnover	21%	52%	26%	46%	8%	11%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,		February 6, 2017** through March 31,
	2019*	2019	2018	2017
Net Asset Value, Beginning of Period	$10.25	$12.02	$10.63	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b)	0.18 (c)	0.24 (c)	0.26 (c)	0.04
Net realized and unrealized gain/(loss) on securities	(0.37)	(1.38)	1.62	0.59
Total from Investment Operations	(0.19)	(1.14)	1.88	0.63
Less Distributions:
Dividends from net investment income	—	(0.31)	(0.35)	—
Distributions from realized capital gains	—	(0.32)	(0.14)	—
Total Distributions	—	(0.63)	(0.49)	—
Net Asset Value, End of Period	$10.06	$10.25	$12.02	$10.63
Total Return	(1.85)%	(8.95)%	17.66%	6.30%****
Net Assets, End of Period (000s)	$91,085	$74,795	$11,160	$1,927
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.11%	1.14%	1.12%	1.14%***
Net	1.02%	1.05%	1.02%	1.14%***
Ratio of net investment income (loss) to average net assets (b)	3.56%	2.28%	2.12%	2.95%***
Portfolio Turnover	21%	52%	26%	46%****
*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(d)
Ratios of expenses to average net assets:

■
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

■
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2019, the Trust had six separate series (each a “Fund” and collectively the “Funds”), offering one or more classes of beneficial interest, each Fund having its own investment objective and principal strategy. These Financial Statements only include financial statements for the current Funds.
The current Funds are:
Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.
Pear Tree Axiom Emerging Markets World Equity Fund (“Emerging Markets World Equity”), formerly known as Pear Tree PanAgora Emerging Markets Fund, which seeks long-term growth of capital.
Pear Tree PNC International Small Cap Fund (“International Small Cap”), which seeks long-term capital appreciation. *
Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.
*
Since the end of the period covered by these financial statements, this fund has been renamed “Pear Tree Polaris International Opportunities Fund.”

Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets World Equity, which is a “diversified company.”
In May 2018, Emerging Markets World Equity acquired all of the assets and liabilities of Pear Tree PanAgora Risk Parity Emerging Markets Fund (“Risk Parity”), another separate series of the Trust, after which Risk Parity was terminated. See Note 2, “Significant Accounting Policies- Reorganization of Pear Tree PanAgora Risk Parity Emerging Markets Fund”, below. These financial statements do not include separate financial statements for Risk Parity.
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. R6 Shares were offered only by Emerging Markets World Equity, International Small Cap, Foreign Value and Foreign Value Small Cap.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets,

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
September 30, 2019:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2019
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$109,418,941	$—	$—	$109,418,941
Real Estate Investment Trusts	4,805,505	—	—	4,805,505
Short-Term Investments	612,156	—	—	612,156
Total	$114,836,602	$—	$—	$114,836,602
Quality
Common Stock*	$114,029,242	$—	$—	$114,029,242
Depository Receipts	20,788,455	—	—	20,788,455
Short-Term Investments	—	3,303,494	—	3,303,494
Total	$134,817,697	$3,303,494	$—	$138,121,191
Emerging Markets World Equity
Common Stock*	$62,898,111	$4,133,204	$—	$67,031,315
Depository Receipts	18,661,075	—	—	18,661,075
Mutual Funds	2,083,350	—	—	2,083,350
Preferred Stock	339,770	—	—	339,770
Real Estate Investment Trusts	187,446	—	—	187,446
P-Note	982,399	136,087	—	1,118,486
Short-Term Investments	—	125,545	—	125,545
Total	$85,152,151	$4,394,836	$—	$89,546,987
International Small Cap
Common Stock*	$10,153,118	$252,536	$—	$10,405,654
Short-Term Investments	366,253	—	—	366,253
Total	$10,519,371	$252,536	$—	$10,771,907
Foreign Value
Common Stock*	$3,198,446,552	$67,215,439	$—	$3,265,661,991
Depository Receipts	188,575,402	—	—	188,575,402
Short-Term Investments	210,256,978	—	—	210,256,978
Total	$3,597,278,932	$67,215,439	$—	$3,664,494,371
Foreign Value Small Cap
Common Stock*	$732,514,380	$143,430,509	$—	$875,944,889
Short-Term Investments	—	—	—	—
Total	$732,514,380	$143,430,509	$—	$875,944,889

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
Emerging Markets World Equity transferred $2,203,262 out of Level 1 into Level 2 and  $550,446 out of Level 2 into Level 1. International Small Cap transferred $65,225 out of Level 1 into Level 2 and $208,935 out of Level 2 and into Level 1. Foreign Value Small Cap transferred $99,647,613 out of Level 1 into Level 2 and $3,032,744 out of Level 2 into Level 1. Small Cap, Quality and Foreign Value had no transfers at period end.

*
The reason securities were transferred into Level 1 from Level 2 was due to active pricing of the securities and the reason securities were transferred into Level 2 from Level 1 was due to inactive pricing of the securities.

*
For each Fund other than Small Cap and Quality, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries. For Small Cap and Quality, no common stock was labeled as Level 2 as of September 30, 2019.

	Emerging Markets World Equity	International Small Cap	Foreign Value	Foreign Value Small Cap
Banks	$—	$—	$67,215,439	$22,452,921
Biotechnology	—	65,225	—	—
Communications Equipment	—	—	—	22,819,323
Diversified Financial Services	—	100,451	—	—
Electronic Equipment, Instruments & Components	1,921,691	—	—	38,847,337
Food & Staples Retailing	168,254	—	—	—
Food Products	113,317	—	—	—
Hotel Restaurant & Leisure	—	86,860	—	—
Independent Power & Renewable Electricity Producers	—	—	—	16,809,104
Leisure Products	646,102	—	—	—
Real Estate Management & Development	—	—	—	16,243,136
Semiconductors & Semiconductor Equipment	1,283,840	—	—	26,258,688
	$4,133,204	$252,536	$67,215,439	$143,430,509
Offsetting Assets and Liabilities
The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of their financial statements to understand the effect of those arrangements on their financial position. During the six months ended September 30, 2019, the Funds were not subject to any master netting arrangements or similar agreements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
The table below shows the offsetting assets and liabilities relating to the repurchase agreement shown on the Statement of Assets and Liabilities.
Repurchase Agreements	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the Statement of Financial Position
				Financial Instruments	Collateral Pledged (Received)	Net Amount
Quality	$3,303,494	$—	$3,303,494	$3,303,494	$—	$—
Emerging Markets World Equity	125,545	—	125,545	125,545	—	—
The table below shows the type and maturity of non-cash collateral in relation to the value of repurchase agreements on the Statement of Assets and Liabilities.
		Maturity
Name	Fund/Collateral Type	Up to 30 Days	30–90 Days	Greater than 90 Days	Total
Quality	U.S. Treasury Obligations	$—	$—	$3,303,494	$3,303,494
Emerging Markets World Equity	U.S. Treasury Obligations	—	—	125,545	125,545
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.
Reorganization of Pear Tree PanAgora Risk Parity Emerging Markets Fund
On May 9, 2018, Emerging Markets World Equity acquired all of the net assets of Risk Parity pursuant to an agreement and plan of reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trustees of the Trust on February 8, 2018 for Risk Parity and Emerging Markets World Equity as parties to the transactions contemplated by the Plan of Reorganization (collectively, the “Reorganization”), and separately for Emerging Markets World Equity as the holder of more than 90 percent of Risk Parity’s outstanding voting shares. The other Risk Parity shareholders were not asked to vote on or approve the Plan of Reorganization, and their vote or approval was not required to effect the Reorganization as proposed. The purpose of the Reorganization was to combine two funds with comparable investment objectives and strategies, which, at the time of merger were managed by the same investment sub-adviser.
The Reorganization was accomplished by the exchange of all of the assets of Risk Parity and the assumption by Emerging Markets World Equity of all liabilities of Risk Parity, and then the liquidation of Risk Parity. Risk Parity shareholders (other than Emerging Markets World Equity), which as of the time of the Reorganization held Risk Parity shares, received shares of Emerging Markets World Equity. The Reorganization was intended

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
to qualify for U.S. federal income tax purposes as a tax-free liquidation as to Emerging Markets World Equity in its capacity as a shareholder of Risk Parity, and a tax-free reorganization as to all other shareholders of Risk Parity. For financial reporting purposes, assets received and shares issued by Emerging Markets World Equity were recorded at fair value. For U.S. federal income tax purposes, the cost basis of the assets received from Risk Parity was carried forward to align ongoing reporting of Emerging Markets World Equity’s realized and unrealized gains and losses with amounts distributable to shareholders.
		Emerging Markets World Equity Net Assets
Risk Parity Net Assets	Shares Issued to Shareholders of Risk Parity	Pre Merger	Combined (Post Merger Net Assets)	Tax Status
$61,008,907 *	69,257 Ordinary Shares	$114,570,815	$116,250,121	Non-Taxable
	6,908 Institutional Shares
	— R6 Shares**
(*)
Includes unrealized appreciation in the amount of  $ 16,700.
Includes Emerging Markets World Equity investment in Risk Parity, 6,238,654 shares with an Investment Market Value of $59,329,601.

Includes Capital Loss carryover of  $26,848,456, comprised of  $19,125,018 Short Term Losses and $7,723,438 Long Term Losses. The acquired losses are subject to an annual Section 382 Limit of  $766,783.
(**)
At the time of the Reorganization there were no R6 shareholders in either Risk Parity or Emerging Markets World Equity.

Assuming the Reorganization had been completed on April 1, 2018, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) for fiscal year 2019 would have been as follows:
Net investment income	$2,106,977
Net realized loss on investments	$(9,363,225)
Net change in depreciation on investments	$(5,942,585)
Net decrease in net assets resulting from operations	$(13,198,833)
Subsequent Events
In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financials were issued. Except as provided below, there were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.
Effective November 15, 2019 Pear Tree PNC International Small Cap Fund changed it's name to Pear Tree Polaris International Opportunities Fund. Effective November 15, 2019 the Fund's Sub-adviser changed to Polaris Capital Management LLC. The Fund strategy has changed and will generally now be as follows:
Under normal market conditions, International Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Issuers in which International Opportunities Fund invests may have any market capitalization. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (ADRs), and Indian participatory notes, as well as shares of mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets issuers.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
To manage International Opportunities Fund’s portfolio, its sub-adviser generally seeks to identify more than 30 foreign markets securities that the sub-adviser considers as having the best opportunity for total return. To select specific investments, the sub-adviser is opportunistic, that is, looking for market inefficiencies using a proprietary quantitative investment process focused on bottom-up fundamental research. International Opportunities Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers.
International Opportunities Fund also may utilize options in an attempt to improve the risk/return profile of International Opportunities Fund’s returns. International Opportunities Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.
Generally, International Opportunities Fund invests in foreign markets issuers in the countries represented by the MSCI ACWI ex USA Index (“MSCI ACWI ex USA Index”). As of June 1, 2019, the MSCI ACWI ex USA Index comprised issuers from countries representing 22 developed markets and 26 emerging markets. International Opportunities Fund generally will be invested in issuers in fifteen or more foreign countries and fifteen or more industry sectors. However, International Opportunities Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation to the participating fund under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund's investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A participatory note (or “P-Note") a type of equity-linked derivative that generally is traded over-the-counter and constitutes general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. A Fund holding a participatory note is subject to the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may engage in forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.
Spot Foreign Currency Contracts
Certain funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.
At September 30, 2019, the following Funds had Spot Foreign Currency Contracts:
Emerging Markets Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	1,465	AUD 2,170	10/2/2019	$1
				1

Brazilian Real	236,699	USD 57,036	10/1/2019	(171)
Brazilian Real	193,231	USD 46,562	10/1/2019	(140)

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
(311)

International Small Cap Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	2,488	JPY 269,044	10/1/2019	$(1)
				$(1)
Foreign Value Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
Canadian Dollar	9,685,991	USD 7,314,874	10/1/2019	$(1,105)
Canadian Dollar	80,593,675	USD 60,863,771	10/2/2019	(8,502)
				$(9,607)
Foreign Value Small Cap Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	114,399	HKD 896,773	10/2/2019	$20
				$20

United States Dollar	272,362	GBP 221,622	10/1/2019	$(321)
United States Dollar	19,972	JPY 2,159,848	10/1/2019	(5)
United States Dollar	2,144	NOK 19,476	10/1/2019	(— )
United States Dollar	602,568	NOK 5,484,094	10/2/2019	(1,008)
				$(1,334)
Securities Lending
To generate additional income, each of Small Cap, Quality, Emerging Markets World Equity and International Small Cap from time to time lends its securities to institutional investors using Securities Finance Trust Company (“eSecLending”) as its lending agent. Small Cap, Quality, Emerging Markets World Equity and International Small Cap may each lend up to 30 percent of its assets pursuant to certain agreements (“Securities Lending Agreements”) requiring that the loan be continuously secured. Securities loaned are arranged by eSecLending with certain pre-approved borrowers, typically broker-dealers acting on behalf of institutional clients. The borrowers are required to provide cash or securities as collateral against loaned securities in the amount of 105 percent of the market value of borrowings for loans of non-U.S. equities and non-U.S. fixed income securities, and 102 percent of the borrowings for loans of U.S. equities and U.S. fixed income securities. Collateral is marked-to-market daily. Cash collateral is invested in a registered money market fund that maintains a stable net asset value.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Risks, such as delay in recovery of lent securities, may occur should the borrower of the securities fail financially or should the value of the securities loaned increase above the value of the collateral received. eSecLending provides indemnification insurance via highly rated third-party insurers to cover these potential risks.
Effective June 26, 2019 the Trust terminated the agreement with eSecLending and no Fund currently is lending its securities.
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day. (See Note 3.)
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and International Small Cap, for which there is an annual rate of 0.90 percent of the average daily total net assets.
For the period of March 31, 2017 through November 14, 2020, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. Prior to November 14, 2020, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning December 1, 2013, the Manager has agreed until November 14, 2020 to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. Prior to November 14, 2020, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning March 18, 2016, the Manager contractually agreed until November 14, 2020 to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets World Equity Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets World Equity Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets World Equity Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets World Equity Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets World Equity Fund’s net assets are in excess of  $600 million. Prior to November 14, 2020, this arrangement only may be terminated by the Trustees in their sole discretion.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the six months ended September 30, 2019, aggregate management fees exclusive of fee waivers and Fund reimbursements, from all Funds were $22,190,935.
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Axiom International Investors, LLC (Emerging Markets World Equity), Chartwell Investment Partners, LLC, (Quality), PNC Capital Advisors (International Small Cap) and Polaris Capital Management, LLC (Small Cap, Foreign Value and Foreign Value Small Cap).
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2019, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Emerging Markets World Equity	0.35% for the first $100 Million and 0.40% of the amounts in excess of $100 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets
International Small Cap	0.30% of the first $35 million, 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets
Foreign Value	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets.
As of March 31,2017 and until November 14, 2020, the Sub-Adviser to each of Foreign Value and Foreign Value Small Cap has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Distribution Fees, including Fees under 12b-1 Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the”12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.
During the six months ended September 30, 2019, the aggregate 12b-1 distribution fees of the Funds were $1,624,688.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses.
The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of .04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:
 March 31, 2017 through November 14, 2020 for Small Cap, Foreign Value, and Foreign Value Small Cap.
 June 1, 2017 through November 14, 2020 for Quality and Emerging Markets World Equity.
 January 1, 2019 through November 14, 2020 for International Small Cap.
Prior to November 14, 2020, these arrangements only may be terminated by the Trustees in their sole discretion.
During the six months ended September 30, 2019, the aggregate amount of transfer agent fees paid by the Funds, exclusive of fee waivers, was $1,750,849.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2019, the aggregate amount of fees paid by all Funds pursuant to this agreement was $758,000.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2019, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $124,782.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Custody and Fund Accounting
Custody and fund accounting services are provided to the Funds by State Street Bank and Trust Company (‘State Street”). To the knowledge of the Trust, State Street is not affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.
Trustees’ Fees
For the six months ended September 30, 2019, each Trustee who was not an “interested person” of the Trust, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $20,750, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional payments in the aggregate amount of $1,500. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
4. Purchases and Sales
During the six months ended September 30, 2019, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Emerging Markets, International Small Cap, Foreign Value, and Foreign Value Small Cap, were $8,763,862, $12,051,449, $43,112,107, $1,095,709, $395,150,814, and $204,824,774, respectively. Sales of such securities for the Funds were $16,422,398, $26,359,130, $47,312,020, $1,082,243, $209,342,072, and $268,721,900, respectively.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300 percent of the annual premium, one-third of which was provided in cash, with each Fund’s pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.
6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time International Small Cap, Foreign Value and Foreign Value Small Cap, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2019 (Unaudited)
Certain Funds had capital loss carryovers at March 31, 2019. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
March 31, 2019
	Capital Loss Carry Forward due to Merger Subject to Limitation (Note 2)	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	—	—	—	—
Quality	—	—	—	—
Emerging Markets World Equity	$26,848,456	$12,831,115	$4,751,017	$44,430,588
International Small Cap	—	—	—	—
Foreign Value	—	—	—	—
Foreign Value Small Cap	—	—	—	—
For the year ended March 31, 2019, no capital losses were utilized. Emerging Markets World Equity Fund's acquired losses are subject to an annual Section 382 limited of  $766,783.
Each Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by the tax authorities. Management has analyzed each Fund's tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions take on returns filed for open tax years 2016-2018, or expected to be taken in the Fund's 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2019 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL

Approval of Chartwell Sub-Advisory Agreement
In connection with the review of the Sub-Advisory Agreement between the Manager and Chartwell (the “Chartwell Sub-Advisory Agreement”), the Trustees evaluated information provided by the Manager and Chartwell in accordance with Section 15(c) of the 1940 Act. The Trustees also reviewed information that they had received from the Manager in connection with the May 2017 renewal of the investment sub-advisory agreement between the Manager and Columbia relating to Quality Fund. The Trustees considered such information and other factors as they believed to be relevant, including the Manager’s recommendations to provisionally appoint Chartwell as Quality Fund’s sub-adviser and approve the Chartwell Sub-Advisory Agreement at their February 8, 2018 meeting and definitively approve them at their May 16, 2018 meeting, and they did not identify any single factor as controlling.
In considering these matters, the Trustees were advised with respect to relevant legal standards by independent counsel. In addition, the Independent Trustees discussed the appointment of Chartwell and the approval of the Chartwell Sub-Advisory Agreement with the Manager and in private sessions with independent counsel at which no representative of the Manager or Chartwell was present.
Nature, Extent and Quality of Services
Among other things, the Trustees considered the nature, extent and quality of the services to be performed by Chartwell under the sub-advisory arrangement. In managing the Quality Fund portfolio, the Manager, in consultation with the sub-adviser, periodically selects what it believes is a well-managed mutual fund (a “target portfolio”) and then purchases and sells Quality Fund assets such that Quality Fund’s portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio’s most recent fiscal quarter. Chartwell is expected to continue performing the same specific duties as Columbia performed, that is, in addition to assisting the Manager to select a target portfolio, Chartwell is expected to assist the Manager in selecting specific securities for the Quality Fund portfolio, and to implement a trading strategy for Quality Fund.
The Trustees noted the reputation, qualifications and background of Chartwell, Chartwell’s financial condition, the experience and skills of those investment personnel who were responsible for the day-to-day management of Quality Fund, and the resources to be made available to such personnel. The Trustees also noted that the Trust’s Chief Compliance Officer had reported that she had reviewed and will continue to monitor Chartwell’s Code of Ethics and Compliance Program. She also advised the Trustees that no material concerns have been reported.
The Trustees also discussed the acceptability of the terms of the Chartwell Sub-Advisory Agreement, including that the Chartwell Sub-Advisory Agreement had terms similar to the terms of the previous sub-advisory agreement in all material respects.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, the Manager’s recommendation that the Trustee approve entering into the Chartwell Sub-Advisory Agreement with Chartwell, which is unaffiliated with the Manager, the Trustees concluded that Chartwell was in a position to continue to provide services of a reasonably high quality to Quality Fund.
Performance
The Trustees also considered the investment approach of Chartwell for Quality Fund. The Trustees noted that the Chartwell does not manage other accounts or funds having investment strategies similar to Quality Fund’s.
Comparative Fees, Costs of Services & Profits
The Trustees also considered Chartwell’s proposed sub-advisory fee under the Chartwell Sub-Advisory Agreement and noted that it is identical to the fees received by the previous sub-adviser, Columbia. The

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

Trustees also evaluated the competitiveness of the sub-advisory fee based upon data previously supplied by the Manager, as well as information provided to the Trustees at their May 16, 2018 meeting. The Trustees took these factors into consideration in concluding that the amount of the sub-advisory fee was reasonable.
The Trustees considered that Quality Fund does not receive soft dollars when trading on behalf of its clients, including Quality Fund, and thus does not receive any material benefit for serving as the sub-adviser to Quality Fund other than its sub-advisory fee.
Economies of Scale
The Trustees recognized that, because Chartwell’s fees would be paid by the Manager and not Quality Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Trustees’ consideration of the Trust’s management agreement with the Manager, which was separately considered and renewed earlier at the May 16, 2018 Trustees’ meeting.
Conclusion
Based upon all of the information considered and the conclusions reached, a majority of the Trustees determined that the terms of the Chartwell Sub-Advisory Agreement were fair and reasonable and that the approval of the Chartwell Sub-Advisory Agreement was in the best interests of Quality Fund. As required by the 1940 Act, the Trustees’ approval was confirmed by a separate vote of a majority of the Independent Trustees.
Pear Tree PNC International Small Cap Fund Approval of Amendment to Management Contract and Proposed Sub-Advisory Agreement
The Trustees, including the Independent Trustees, oversee the management of each Pear Tree Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract as well as any new investment sub-advisory agreement.
At their October 19, 2018 meeting, the Trustees considered an amendment to the Management Contract and a Sub-Advisory Agreement (the “PNC Sub-Advisory Agreement”) with between the Manager and PNC, in each case with respect to Pear Tree PNC International Small Cap Fund (“International Small Cap Fund”).
In connection with their meeting held on October 19, 2018, the Trustees received and reviewed a substantial amount of information provided by the Manager and PNC in response to requests of the Independent Trustees and their independent legal counsel. The Trustees also considered, with respect to the Manager and its affiliates, information received by the Trustees in connection with the annual approval of the Management Contract and certain other agreements. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and PNC, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to International Small Cap Fund, and the Manager and PNC, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and PNC, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the amendment of the Management Contract and the PNC Sub-Advisory Agreement with respect to International Small Cap Fund.
In considering whether to approve those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendment of the Management Contract and the PNC Sub-Advisory Agreement with respect to International Small Cap Fund are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services to be provided by the Manager and PNC to International Small Cap Fund, taking into account the investment objective and strategy of International Small Cap Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Pear Tree Funds, generally. In addition, the Trustees reviewed the resources and key personnel of the Manager and PNC, particularly noting those employees who provide investment and risk management services to the Funds generally and proposed to be provided the International Small Cap Fund. The Trustees also considered other services provided to the Pear Tree Funds by the Manager generally and proposed to be provided by the Manager and PNC with respect to International Small Cap Fund, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Pear Tree Funds, noting the amount of fees that the Manager receives for its services, including the fees the Manager would receive for managing International Small Cap Fund. The Trustees also considered the role of the Manager in monitoring adherence to the Pear Tree Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of with respect to International Small Cap Fund and with applicable securities laws and regulations.
The Trustees considered PNC’s current level of staffing and its overall resources, as well as received information relating to PNC’s compensation program. The Trustees reviewed PNC’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of PNC’s investment and compliance personnel who are expected to provide services to International Small Cap Fund. The Trustees also considered, among other things, PNC’s compliance program and any disciplinary history. The Trustees also considered PNC’s risk assessment and monitoring processes. The Trustees reviewed PNC’s regulatory history, including whether PNC has been involved in any regulatory actions, investigations or material litigation. The Trustees noted that the Manager, as well as the Pear Tree Funds’ Chief Compliance Officer and her staff, each had conducted a review of PNC and its operations, including regarding investment processes and organizational and staffing matters. The Trustees also took into account PNC’s purported financial condition and that it was a subsidiary of one of the largest banks in the U.S.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by each of the Manager and PNC to International Small Cap Fund were appropriate and consistent with the terms of the proposed amendment to the Management Contract and the proposed PNC Sub-Advisory Agreement, respectively. They also concluded that the Manager and PNC had sufficient personnel, with the appropriate education and experience, to serve International Small Cap Fund effectively and each had demonstrated its ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates to be paid by International Small Cap Fund and the Manager, respectively, as well as actual fees paid by each Fund, net of proposed waivers. As part of its review, the Trustees considered International Small Cap Fund’s proposed management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps). The Trustees also noted that, because the Manager does not have any clients other than the Pear Tree Funds, it could not consider the comparability of the fees to be charged and the services to be provided to International Small Cap Fund by the Manager and services provided to other clients of the Manager.

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services expected to be provided by the Manager and PNC, the Trustees, including the Independent Trustees, concluded that the proposed fees and the expense ratio of International Small Cap Fund are reasonable in relation to the services expected to be provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Pear Tree Fund and to all Pear Tree Funds as a group (without consideration of International Small Cap Fund). The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Pear Tree Funds.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds (without consideration of International Small Cap Fund), were reasonable in relation to the services provided.
In considering the cost of services to be provided by PNC and the profitability to PNC of its relationship with International Small Cap Fund, the Trustees noted that the proposed fees under the PNC Sub-Advisory Agreement would be paid by the Manager and not International Small Cap Fund.
Performance
The Trustees considered PNC’s long-term performance record for accounts following an investment strategy substantially similar to the proposed investment strategy.
Economies of Scale
The Trustees considered information about the potential for each of the Manager and PNC to realize economies of scale as the assets of the Pear Tree Funds and International Small Cap Fund, respectively, increase. The Trustees also noted that all Pear Tree Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Pear Tree Funds.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of International Small Cap Fund was reasonable.
Other Benefits to the Manager and PNC
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Pear Tree Funds. They recognized that two affiliates of the Manager separately serve the Funds as transfer agent and distributor, and each receives compensation directly from the Pear Tree Funds for services provided.
The Trustees also considered potential indirect benefits that PNC and any of its affiliates may receive from PNC’s relationship with International Small Cap Fund, such as the opportunity to provide advisory services to other Pear Tree Funds and reputational benefits.
* * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their October 19, 2018 meeting that each of the proposed amendment of the Management Contract and the proposed PNC Sub-Advisory Agreement, each with respect to International Small Cap Fund, was in the best interest of International Small Cap Fund and its shareholders.

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

Approval of Proposed Axiom Sub-Advisory Agreement
At their November 16, 2018 special meeting, the Trustees considered a proposed sub-advisory agreement (the “Axiom Sub-Advisory Agreement”) between the Manager and Axiom International Investors, LLC (“Axiom”).
In connection with the review of the proposed sub-advisory agreement between the Manager and Axiom (the “Axiom Sub-Advisory Agreement”), the Trustees evaluated information provided by the Manager and Axiom in accordance with Section 15(c) of the 1940 Act. The Trustees considered such information and other factors as they believed to be relevant, including the Manager’s recommendations to appoint Axiom as Emerging Markets Fund’s sub-adviser and approve the Axiom Sub-Advisory Agreement, and they did not identify any single factor as controlling.
In considering these matters, the Trustees were advised with respect to relevant legal standards by independent counsel. In addition, the Independent Trustees discussed the appointment of Axiom and the approval of the Sub-Advisory Agreement with the Manager and in private sessions with independent counsel at which no representative of the Manager or Axiom was present.
Nature, Extent and Quality of Services
The Trustees considered Axiom’s current level of staffing and its overall resources, as well as received information relating to Axiom’s compensation program. The Trustees reviewed Axiom’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of Axiom’s investment and compliance personnel who are expected to provide services to Emerging Markets Fund. The Trustees also considered, among other things, Axiom’s compliance program and any disciplinary history. The Trustees also considered Axiom’s risk assessment and monitoring processes. The Trustees reviewed Axiom’s regulatory history, including whether Axiom has been involved in any regulatory actions, investigations or material litigation. The Trustees noted that the Manager, as well as the Pear Tree Funds’ Chief Compliance Officer and her staff, each had conducted a review of Axiom and its operations, including regarding investment processes and organizational and staffing matters. The Trustees also took into account Axiom’s purported financial condition.
The Trustees considered Axiom’s investment process and philosophy. The Trustees took into account that Axiom’s responsibilities would include the development and maintenance of an investment program for Emerging Markets Fund, which would be consistent with Emerging Markets Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Trustees also received information with respect to Axiom’s brokerage policies and practices, including with respect to best execution and soft dollars.
Axiom Compensation
In considering the cost of services to be provided by Axiom and the profitability to Axiom of its relationship with Emerging Markets Fund, the Trustees noted that the proposed fees under the Axiom Sub-Advisory Agreement would be paid by the Manager and not Emerging Markets Fund.
The Trustees also considered other potential indirect benefits that Axiom and any affiliates may receive from Axiom’s relationship with Emerging Markets Fund, such as the opportunity to provide advisory services to other Pear Tree Funds and reputational benefits.
Proposed Sub-Advisory Fee Rates
The Trustees considered that Emerging Markets Fund pays an investment management fee to the Manager and that, in turn, the Manager would pay sub-advisory fees to Axiom. As noted above, the Trustees also

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

considered the proposed sub-advisory fee payable to Axiom as compared to the sub-advisory fee paid to Emerging Markets Fund’s previous sub-adviser. The Trustees also took into account the fees paid to Axiom to manage certain other portfolios.
Sub-Advisor Performance
The Trustees noted Axiom’s long-term performance record for accounts following an investment strategy substantially similar to the proposed investment strategy.
*   *   *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their November 16, 2018 meeting that the proposed Axiom Sub-Advisory Agreement with respect to Emerging Markets Fund was in the best interests of Emerging Markets Fund and its shareholders.
Approval of Management Contract and Sub-Advisory Agreements
The Trustees, including the Independent Trustees, oversee the management of each Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract, any new or amended Sub-Advisory Agreement. They also determine annually whether to continue the Management Contract with respect to each Fund as well as the Sub-Advisory Agreement for each Fund.
At their May 16, 2019 meeting, the Trustees considered the Management Contract and each Sub-Advisory Agreement other than the Sub-Advisory Agreement with PNC Capital Advisors, LLC and with respect to each Fund other than Pear Tree PNC International Small Cap Fund. (For purposes of this Exhibit A, “Funds” shall not include Pear Tree PNC International Small Cap Fund, “Sub-Adviser” shall not include PNC Capital Advisors, LLC, and “Sub-Advisory Agreements” shall not include the Sub-Advisory Agreement between the Manager and PNC Capital Advisors, LLC.)
In connection with their meeting held on May 16, 2019, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund and the

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds. In addition, the Trustees reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. With respect to Quality Fund, they also noted the role of the Manager to determine the portfolio composition of Quality Fund if certain securities held by the target fund were not available.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with the terms of the Management Contract and the Sub-Advisory Agreements, and that, taking into account steps to address each Fund whose performance lagged that of its peers for certain periods, the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated a continuing ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund, net of waivers. As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent data provider. The Trustees noted specifically that the expense ratios of Quality Fund and Foreign Value Fund continue to be higher than most of their peers, and Emerging Markets Fund was higher than many of its peers although not in one of the two highest quintiles. The Trustees also noted that because the Manager does not have any clients other than the Funds, it could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager.
Additionally, the Trustees considered the willingness of the Manager to continue to provide undertakings to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds, and that most of those undertakings did not provide for any amount of recoupment.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.

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MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index.
The Trustees noted that the performance of each of Quality Fund and Foreign Value Fund was in the highest quintile for all measured periods (i.e., one year, two years, three years, four years, five years, and ten years) in relation to its peers (as selected by Broadridge) despite the change in Sub-Adviser. They also noted the short-term improvement in the performance of Small Cap Fund, and the very good long-term performance of Foreign Value Small Cap Fund. They also noted that the investment sub-adviser to Emerging Markets Fund had recently been replaced, and that early indications were that the performance of that Fund also was improving.
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although certain Funds pay advisory fees at a base fixed rate as a percentage of average daily net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the Fund’s peer group identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds. They also noted the Manager’s statement to reconsider management fee structures as the amounts of Fund assets increased.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that two affiliates of the Manager separately serve the Funds as transfer agent and distributor, and each receives compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund for such services, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager and its investment advisory affiliates, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
* * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 16, 2019 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
Axiom International Investors LLC, 33 Benedict Place, Greenwich, CT 06830
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110
PNC Capital Advisors LLC, One East Pratt Street, Fifth Floor-East, Baltimore, MD 21202

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Fund Accountant	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

55 Old Bedford Road
Suite 202
Lincoln, MA 01773
Address Service Requested
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© 2019 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Exhibits

(a)       Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)       Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 26, 2019

By	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Date: November 26, 2019